                                                      Registration No. 333-43639
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 6
                                   TO FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                              (EXACT NAME OF TRUST)

                          ----------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                          ----------------------------

================================================================================

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus.

It is proposed that this filing will become effective (check appropriate box).


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on January 2, 2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Corporate Flexible Premium Variable Universal Life Insurance Policies


Approximate date of proposed offering: Continuously on and after January 2, 2001



[ ] Check box if it is proposed that this filing will become effective on
    (date) at (time) pursuant to Rule 487.

================================================================================


                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                            CAPTION IN PROSPECTUS
 1.....................................................................Nationwide Life and Annuity Insurance
                                                                       Company
                                                                       The Variable Account
 2.....................................................................Nationwide Life and Annuity Insurance
                                                                       Company
 3.....................................................................Custodian of Assets
 4.....................................................................Distribution of The Policies
 5.....................................................................The Variable Account
 6.....................................................................Not Applicable
 7.....................................................................Not Applicable
 8.....................................................................Not Applicable
 9.....................................................................Legal Proceedings
10.....................................................................Information About The Policies; How The
                                                                       Cash Value Varies; Right to Exchange for a
                                                                       Fixed Benefit Policy; Reinstatement; Other
                                                                       Policy Provisions
11                                                                     Investments of The Variable Account
12.....................................................................The Variable Account
13.....................................................................Policy Charges
                                                                       Reinstatement

14.....................................................................Underwriting and Issuance -
                                                                       Premium Payments
                                                                       Minimum Requirements for
                                                                       Issuance of a Policy
15.....................................................................Investments of the Variable
                                                                       Account; Premium Payments
16.....................................................................Underwriting and Issuance -
                                                                       Allocation of Cash Value
17.....................................................................Surrendering The Policy for Cash
18.....................................................................Reinvestment
19.....................................................................Not Applicable
20.....................................................................Not Applicable
21.....................................................................Policy Loans
22.....................................................................Not Applicable
23.....................................................................Not Applicable
24.....................................................................Not Applicable
25.....................................................................Nationwide Life and Annuity Insurance
                                                                       Company
26.....................................................................Not Applicable
27.....................................................................Nationwide Life and Annuity Insurance
                                                                       Company
28.....................................................................Company Management
29.....................................................................Company Management


N-8B-2 ITEM............................................................CAPTION IN PROSPECTUS
30.....................................................................Not Applicable
31.....................................................................Not Applicable
32.....................................................................Not Applicable
33.....................................................................Not Applicable
34.....................................................................Not Applicable
35.....................................................................Nationwide Life and Annuity Insurance
                                                                       Company
36.....................................................................Not Applicable
37.....................................................................Not Applicable
38.....................................................................Distribution of The Policies
39.....................................................................Distribution of The Policies
40.....................................................................Not Applicable
41(a)..................................................................Distribution of The Policies
42.....................................................................Not Applicable
43.....................................................................Not Applicable
44.....................................................................How The Cash Value Varies
45.....................................................................Not Applicable
46.....................................................................How The Cash Value Varies
47.....................................................................Not Applicable
48.....................................................................Custodian of Assets
49.....................................................................Not Applicable
50.....................................................................Not Applicable
51.....................................................................Summary of The Policies;
                                                                       Information About The Policies
52.....................................................................Substitution of Securities
53.....................................................................Taxation of The Company
54.....................................................................Not Applicable
55.....................................................................Not Applicable
56.....................................................................Not Applicable
57.....................................................................Not Applicable
58.....................................................................Not Applicable
59.....................................................................Financial Statements

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

      Corporate Flexible Premium Variable Universal Life Insurance Policies
             Issued by Nationwide Life and Annuity Insurance Company
                  through its Nationwide VL Separate Account-C


     The date of this prospectus is May 1, 2000, as amended January 2, 2001.


This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference

The following underlying mutual funds are available under the policies:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS


   -     American Century VP Balanced
   -     American Century VP Income & Growth
   -     American Century VP International
   -     American Century VP Value


DREYFUS


   -     Dreyfus Investment Portfolios - European Equity Portfolio
   -     The Dreyfus Socially Responsible Growth Fund, Inc.
   -     Dreyfus Stock Index Fund
   - Dreyfus Variable Investment Fund - Appreciation Portfolio (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)
   -     Dreyfus Variable Investment Fund - Growth & Income Portfolio


FEDERATED INSURANCE SERIES

   -     Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

   -     VIP Equity-Income Portfolio: Initial Class
   -     VIP Equity-Income Portfolio: Service Class
   -     VIP Growth Portfolio: Initial Class
   -     VIP Growth Portfolio: Service Class
   -     VIP High Income Portfolio: Initial Class*
   -     VIP High Income Portfolio: Service Class*
   -     VIP Overseas Portfolio: Initial Class
   -     VIP Overseas Portfolio: Service Class



FIDELITY VARIABLE INSURANCE PRODUCTS FUND II


   -     VIP II Asset Manager Portfolio: Initial Class
   -     VIP II Contrafund(R) Portfolio: Initial Class
   -     VIP II Contrafund(R) Portfolio: Service Class


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III


   -     VIP III Growth Opportunities Portfolio: Initial Class
   -     VIP III Growth Opportunities Portfolio: Service Class


JANUS ASPEN SERIES

   -     Capital Appreciation Portfolio: Service Shares
   -     Global Technology Portfolio: Service Shares
   -     International Growth Portfolio: Service Shares

MORGAN STANLEY


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
   -     Emerging Markets Debt Portfolio
   -     Mid Cap Growth Portfolio
   -     U.S. Real Estate Portfolio


NATIONWIDE SEPARATE ACCOUNT TRUST
   -     Capital Appreciation Fund
   -     Government Bond Fund
   -     Money Market Fund
   -     Total Return Fund

   -     Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap Index
         Fund) (formerly, Nationwide Select Advisers Mid Cap Fund) (subadviser:
         The Dreyfus Corporation)
   -     Federated NSAT Equity Income Fund (formerly, Nationwide Equity Income
         Fund) (subadviser: Federated Investment Counseling)
   -     Federated NSAT High Income Bond Fund (formerly, Nationwide High Income
         Bond

         Fund)* (subadviser: Federated Investment Counseling)
   -     Gartmore NSAT Emerging Markets Fund (subadviser: Gartmore Global
         Partners)
   -     Gartmore NSAT Global Technology and Communications Fund (subadviser:
         Gartmore Global Partners)
   - Gartmore NSAT International Growth Fund (subadviser: Gartmore Global Partners)
   - J.P. Morgan NSAT Balanced Fund (formerly, Nationwide Balanced Fund)* (subadviser: J.P. Morgan Investment Management, Inc.)
   -     MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi Sector Bond
         Fund)* (subadviser: Miller, Anderson & Sherrerd, LLP)
   - Nationwide Global 50 Fund (formerly, Nationwide Global Equity Fund) (subadviser: J.P. Morgan Investment Management Inc.)
   - Nationwide Small Cap Growth Fund (formerly, Nationwide Select Advisers Small Cap Growth Fund) (subadvisers: Waddell & Reed Investment Management Company, Miller Anderson & Sherrerd, LLP, Neuberger Berman,
         LLC)
   -     Nationwide Small Cap Value Fund (subadviser: The Dreyfus Corporation)
   - Nationwide Small Company Fund (subadviser: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc., and, effective January 8, 2000, Waddell & Reed Investment Management Company)
   -     Strong NSAT Mid Cap Growth Fund (formerly, Nationwide Strategic Growth
         Fund) (subadviser: Strong Capital Management Inc.)
   -     Turner NSAT Growth Focus Fund (subadviser: Turner Investment Partners,
         Inc.)


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   -     AMT Growth Portfolio
   -     AMT Guardian Portfolio*
   -     AMT Limited Maturity Bond Portfolio
   -     AMT Mid-Cap Growth Portfolio
   -     AMT Partners Portfolio


OPPENHEIMER VARIABLE ACCOUNT FUNDS

   - Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
   -     Oppenheimer Bond Fund/VA
   -     Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
         Fund)
   -     Oppenheimer Global Securities Fund/VA
   - Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)
   -     Oppenheimer Multiple Strategies Fund/VA


STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST

   -     Worldwide Bond Fund
   -     Worldwide Emerging Markets Fund
   -     Worldwide Hard Assets Fund

WARBURG PINCUS TRUST
   -     Small Company Growth Portfolio


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
   -     American Century VP Capital Appreciation

STRONG VARIABLE INSURANCE FUNDS, INC.
   -     Discovery Fund II, Inc.
   -     International Stock Fund II


WARBURG PINCUS TRUST
   -     International Equity Portfolio
   - Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2000:

NATIONWIDE SEPARATE ACCOUNT TRUST
   - Nationwide Strategic Value Fund (subadviser: Strong Capital Management, Inc./Schafer Capital Management, Inc.)

WARBURG PINCUS TRUST
   -     Value Portfolio (formerly, Growth & Income Portfolio)
* Invest in lower quality debt securities commonly referred to as junk bonds.

For general information or to obtain FREE copies of the:

   - prospectus, annual report or semi-annual report for any underlying mutual fund; and
   -     any required Nationwide forms,

                  1-800-547-7548
         TDD      1-800-238-3035

or write:
     NATIONWIDE LIFE AND ANNUITY
     INSURANCE COMPANY
     P.O. BOX 182150
     COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America Products can be found on the world-wide web at:

                              www.bestofamerica.com

This policy is NOT:
   -     a bank deposit;
   -     endorsed by a bank or government agency;
   -     federally insured; or
   -     available in every state.

The life insurance policies offered by this prospectus are corporate flexible premium variable universal life insurance policies. They are designed for use by corporations and employers, to provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VL Separate Account-C (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide Life and Annuity Insurance Company ("Nationwide") guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.


In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under guaranteed mortality and current expense charges with an annual effective interest rate of 4%.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NET AMOUNT AT RISK- Net amount at risk is the death benefit minus the cash value. On a monthly anniversary day, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.

NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

TARGET PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VL Separate Account-C, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................4

SUMMARY OF POLICY EXPENSES........................7

UNDERLYING MUTUAL FUND ANNUAL
      EXPENSES....................................7

SYNOPSIS OF THE POLICIES.........................10

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY....10

NATIONWIDE INVESTMENT SERVICES
CORPORATION......................................11

INVESTING IN THE POLICY..........................11
     The Variable Account and Underlying
          Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES...................13
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES...................................14
     Sales Load
     Premium Expense Charge
     Monthly Cost of Insurance
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH.................16
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE..........................17

POLICY PROVISIONS................................17
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY..........................18
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE..................................20

POLICY LOANS.....................................21
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.......................................22

POLICY OWNER SERVICES............................22
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION........................22
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Error in Age
     Suicide
     Maturity Proceeds

RIGHT OF CONVERSION..............................25

GRACE PERIOD.....................................25
     Reinstatement

TAX MATTERS......................................26
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS.............................29

STATE REGULATION.................................30

REPORTS TO POLICY OWNERS.........................30

ADVERTISING......................................30

LEGAL PROCEEDINGS................................30

EXPERTS..........................................31

REGISTRATION STATEMENT...........................31

DISTRIBUTION OF THE POLICIES.....................31

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE..................................33

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS ...............................42

APPENDIX B: ILLUSTRATIONS OF CASH VALUES,
     CASH SURRENDER VALUES, AND DEATH
     BENEFITS ...................................53

APPENDIX C: PERFORMANCE SUMMARY
     INFORMATION.................................63

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, providing life insurance protection and assuming the mortality and expense risks.

Nationwide deducts a sales load and a premium expense charge from premium payments. The sales load is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2% thereafter. Currently, the sales load is 3.0% of premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% on all premiums thereafter (see "Sales Load").

The premium expense charge is approximately 3.5% of premiums for all states (see "Premium Expense Charge").

The mortality and expense risk charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the variable account. Currently, the annual effective rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter. Nationwide deducts the following charges from the cash value of the policy:

   -     monthly cost of insurance;
   - monthly cost of any additional benefits provided by riders to the policy; and
   -     administrative expense charge.(1)

(1) Currently, the administrative expense charge is $5 per month. It is guaranteed not to exceed $10 per month.

Nationwide does not deduct a surrender charge from the polices.

For more information about any policy charge, see "Policy Charges" in this prospectus.



                                 UNDERLYING MUTUAL FUND ANNUAL EXPENSES
           (as a percentage of underlying mutual fund net assets, after expense reimbursement)

                                                   Management       Other                     Total Underlying
                                                      Fees        Expenses     12b-1 Fees   Mutual Fund Expenses
American Century Variable Portfolios, Inc. -          0.90%         0.00%         0.00%             0.90%
American Century VP Balanced
American Century Variable Portfolios, Inc. -          1.00%         0.00%         0.00%             1.00%
American Century VP Capital Appreciation
American Century Variable Portfolios, Inc. -          0.70%         0.00%         0.00%             0.70%
American Century VP Income & Growth
American Century Variable Portfolios, Inc. -          1.34%         0.00%         0.00%             1.34%
American Century VP International
American Century Variable Portfolios, Inc. -          1.00%         0.00%         0.00%             1.00%
American Century VP Value
Dreyfus Investment Portfolios - European Equity       1.00%         0.25%         0.00%             1.25%
Portfolio
The Dreyfus Socially Responsible Growth Fund,         0.75%         0.04%         0.00%             0.79%
Inc.
Dreyfus Stock Index Fund, Inc.                        0.25%         0.01%         0.00%             0.26%
Dreyfus Variable Investment Fund - Appreciation       0.43%         0.35%         0.00%             0.78%
Portfolio (formerly, Capital Appreciation
Portfolio)
Dreyfus Variable Investment Fund - Growth &           0.75%         0.04%         0.00%             0.79%
Income Portfolio
Federated Insurance Series - Federated Quality        0.00%         0.68%         0.00%             0.68%
Bond Fund II
Fidelity VIP Equity-Income Portfolio: Initial         0.48%         0.08%         0.00%             0.56%
Class
Fidelity VIP Equity-Income Portfolio: Service         0.48%         0.08%         0.10%             0.66%
Class
Fidelity VIP Growth Portfolio: Initial Class          0.58%         0.07%         0.00%             0.65%
Fidelity VIP Growth Portfolio: Service Class          0.58%         0.07%         0.10%             0.75%
Fidelity VIP High Income Portfolio: Initial Class     0.58%         0.11%         0.00%             0.69%


                                                   Management       Other                     Total Underlying
                                                      Fees        Expenses     12b-1 Fees   Mutual Fund Expenses

Fidelity VIP High Income Portfolio: Service Class     0.58%         0.11%         0.10%             0.79%
Fidelity VIP Overseas Portfolio: Initial Class        0.73%         0.14%         0.00%             0.87%
Fidelity VIP Overseas Portfolio: Service Class        0.73%         0.15%         0.10%             0.98%
Fidelity VIP II Asset Manager Portfolio: Initial      0.53%         0.09%         0.00%             0.62%
Class
Fidelity VIP II Contrafund(R)Portfolio: Initial       0.58%         0.07%         0.00%             0.65%
Class
Fidelity VIP II Contrafund(R)Portfolio: Service       0.58%         0.07%         0.10%             0.75%
Class
Fidelity VIP III Growth Opportunities Portfolio:      0.58%         0.10%         0.00%             0.68%
Initial Class
Fidelity VIP III Growth Opportunities Portfolio:      0.58%         0.10%         0.10%             0.78%
Service Class
Janus Aspen Series - Capital Appreciation             0.65%         0.04%         0.25%             0.94%
Portfolio: Service Shares
Janus Aspen Series - Global Technology                0.65%         0.13%         0.25%             1.03%
Portfolio: Service Shares
Janus Aspen Series - International Growth             0.65%         0.11%         0.25%             1.01%
Portfolio: Service Shares
NSAT - Capital Appreciation Fund                      0.60%         0.14%         0.00%             0.74%
NSAT - Government Bond Fund                           0.50%         0.15%         0.00%             0.65%
NSAT - Money Market Fund                              0.39%         0.15%         0.00%             0.54%
NSAT - Total Return Fund                              0.58%         0.14%         0.00%             0.72%
NSAT - Dreyfus NSAT Mid Cap Index Fund                0.88%         0.15%         0.00%             1.03%
(formerly, Nationwide Mid Cap Index Fund)
(formerly, Nationwide Select Advisers Mid Cap
Fund)
NSAT - Federated NSAT Equity Income Fund              0.80%         0.15%         0.00%             0.95%
(formerly, Nationwide Equity Income Fund)
NSAT - Federated NSAT High Income Bond Fund           0.80%         0.15%         0.00%             0.95%
(formerly, Nationwide High Income Bond Fund)
NSAT - Gartmore NSAT Emerging Markets Fund            0.87%         0.88%         0.00%             1.75%
NSAT - Gartmore NSAT Global Technology and            0.62%         0.73%         0.00%             1.35%
Communications Fund
NSAT - Gartmore NSAT International Growth Fund        0.72%         0.88%         0.00%             1.60%
NSAT -  J.P. Morgan NSAT Balanced Fund                0.75%         0.15%         0.00%             0.90%
(formerly, Nationwide Balanced Fund)
NSAT - MAS NSAT Multi Sector Bond Fund                0.75%         0.15%         0.00%             0.90%
(formerly, Nationwide Multi Sector Bond Fund)
NSAT - Nationwide Global 50 Fund (formerly,           1.00%         0.20%         0.00%             1.20%
Nationwide Global Equity Fund)
NSAT - Nationwide Small Cap Growth Fund               1.10%         0.20%         0.00%             1.30%
(formerly, Nationwide Select Advisers Small Cap
Growth Fund)
NSAT - Nationwide Small Cap Value Fund                0.88%         0.37%         0.00%             1.25%
NSAT - Nationwide Small Company Fund                  0.98%         0.17%         0.00%             1.15%
NSAT - Nationwide Strategic Value Fund                0.90%         0.10%         0.00%             1.00%
NSAT - Strong NSAT Mid Cap Growth Fund                0.90%         0.10%         0.00%             1.00%
(formerly, Nationwide Strategic Growth Fund)
NSAT - Turner NSAT Growth Focus Fund                  0.59%         0.76%         0.00%             1.35%
Neuberger Berman AMT - Growth Portfolio               0.84%         0.08%         0.00%             0.92%
Neuberger Berman AMT - Guardian Portfolio             0.85%         0.15%         0.00%             1.00%


                                                   Management       Other                     Total Underlying
                                                      Fees        Expenses     12b-1 Fees   Mutual Fund Expenses

Neuberger Berman AMT - Limited Maturity Bond          0.65%         0.11%         0.00%             0.76%
Portfolio
Neuberger Berman AMT - Mid-Cap Growth Portfolio       0.85%         0.15%         0.00%             1.00%
Neuberger Berman AMT - Partners Portfolio             0.80%         0.07%         0.00%             0.87%
Oppenheimer Variable Account Funds - Oppenheimer      0.66%         0.01%         0.00%             0.67%
Aggressive Growth Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer      0.72%         0.01%         0.00%             0.73%
Bond Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer      0.68%         0.02%         0.00%             0.70%
Capital Appreciation Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer      0.67%         0.02%         0.00%             0.69%
Global Securities Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer      0.73%         0.05%         0.00%             078%
Main Street Growth & Income Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer      0.72%         0.01%         0.00%             0.73%
Multiple Strategies Fund/VA
Strong Opportunity Fund II, Inc.                      1.00%         0.14%         0.00%             1.14%
Strong Variable Insurance Funds, Inc. -               1.00%         0.14%         0.00%             1.14%
Discovery Fund II, Inc.
Strong Variable Insurance Funds, Inc. -               1.00%         0.16%         0.00%             1.16%
International Stock Fund II
The Universal Institutional Funds, Inc. -             0.45%         0.98%         0.00%             1.43%
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal Funds, Inc.
- Emerging Markets Debt Portfolio)
The Universal Institutional Funds, Inc. - Mid         0.00%         1.05%         0.00%             1.05%
Cap Growth Portfolio
The Universal Institutional Funds, Inc. - U.S         0.75%         0.35%         0.00%             1.10%
Real, Estate Portfolio
Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.22%         0.00%             1.22%
Bond Fund
Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.34%         0.00%             1.34%
Emerging Markets Fund
Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.26%         0.00%             1.26%
Hard Assets Fund
Warburg Pincus Trust - Global Post-Venture            1.07%         0.33%         0.00%             1.40%
Capital Portfolio (formerly,  Post-Venture
Capital Portfolio)
Warburg Pincus Trust - International Equity           1.00%         0.32%         0.00%             1.32%
Portfolio
Warburg Pincus Trust - Small Company Growth           0.90%         0.24%         0.00%             1.14%
Portfolio
Warburg Pincus Trust - Value Portfolio                0.56%         0.44%         0.00%             1.00%
(formerly, Growth & Income Portfolio)


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.



                                                    Management      Other                       Total Underlying
                                                       Fees        Expenses     12b-1 Fees    Mutual Fund Expenses
Federated Insurance Series - Federated Quality        0.60%         0.89%          0.25%              1.74%
Bond Fund II
Fidelity VIP Equity-Income Portfolio: Initial         0.48%         0.09%          0.00%              0.57%
Class
Fidelity VIP Equity-Income Portfolio: Service         0.48%         0.09%          0.10%              0.67%
Class
Fidelity VIP Growth Portfolio: Initial Class          0.58%         0.08%          0.00%              0.66%
Fidelity VIP Growth Portfolio: Service Class          0.58%         0.09%          0.10%              0.77%
Fidelity VIP Overseas Portfolio: Initial Class        0.73%         0.18%          0.00%              0.91%
Fidelity VIP Overseas Portfolio: Service Class        0.73%         0.18%          0.10%              1.01%
Fidelity VIP II Asset Manager Portfolio: Initial      0.53%         0.10%          0.00%              0.63%
Class
Fidelity VIP II Contrafund(R)Portfolio: Initial       0.58%         0.09%          0.00%              0.67%
Class
Fidelity VIP II Contrafund(R)Portfolio: Service       0.58%         0.10%          0.10%              0.78%
Class
Fidelity VIP III Growth Opportunities Portfolio:      0.58%         0.11%          0.00%              0.69%
Initial Class
Fidelity VIP III Growth Opportunities Portfolio:      0.58%         0.11%          0.10%              0.79%
Service Class
NSAT - Dreyfus NSAT Mid Cap Index Fund                0.88%         0.86%          0.00%              1.74%
(formerly, Nationwide Mid Cap Index Fund)
(formerly, Nationwide Select Advisers Mid Cap
Fund)
NSAT - Federated NSAT Equity Income Fund              0.80%         0.29%          0.00%              1.09%
(formerly, Nationwide Equity Income Fund)
NSAT - Federated NSAT High Income Bond Fund           0.80%         0.50%          0.00%              1.30%
(formerly, Nationwide High Income Bond Fund)
NSAT - Gartmore NSAT Emerging Markets Fund            1.15%         0.88%          0.00%              2.03%
NSAT - Gartmore NSAT Global Technology and            0.98%         0.73%          0.00%              1.71%
Communications Fund
NSAT - Gartmore NSAT International Growth Fund        1.00%         0.88%          0.00%              1.88%
NSAT - J.P. Morgan NSAT Balanced Fund (formerly,      0.75%         0.25%          0.00%              1.00%
Nationwide Balanced Fund)
NSAT - MAS NSAT Multi Sector Bond Fund                0.75%         0.27%          0.00%              1.02%
(formerly, Nationwide Multi Sector Bond Fund)
NSAT Nationwide Global 50 Fund (formerly,             1.00%         0.54%          0.00%              1.54%
Nationwide Global Equity Fund)
NSAT - Nationwide Small Cap Growth Fund               1.10%         1.30%          0.00%              2.40%
(formerly, Nationwide Select Advisers Small Cap
Growth Fund)
NSAT - Nationwide Small Cap Value Fund                0.90%         0.37%          0.00%              1.27%
NSAT - Nationwide Strategic Value Fund                0.90%         0.32%          0.00%              1.22%
NSAT - Strong NSAT Mid Cap Growth Fund                0.90%         0.33%          0.00%              1.23%
(formerly, Nationwide Strategic Growth Fund)
NSAT - Turner NSAT Growth Focus Fund                  0.90%         0.76%          0.00%              1.66%
Neuberger Berman AMT - Mid-Cap Growth Portfolio       0.93%         0.15%          0.00%              1.08%



                                                    Management      Other                       Total Underlying
                                                       Fees        Expenses     12b-1 Fees    Mutual Fund Expenses
The Universal Institutional Funds, Inc. -             0.80%         0.98%          0.00%              1.78%
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal Funds, Inc.
- Emerging Markets Debt Portfolio)
The Universal Institutional Funds, Inc. - Mid         0.75%         7.31%          0.00%              8.06%
Cap Growth Portfolio
The Universal Institutional Funds, Inc. - U.S.        0.80%         0.35%          0.00%              1.15%
Real Estate Portfolio
Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.54%          0.00%              1.54%
Emerging Markets Fund
Warburg Pincus Trust - Value Portfolio                0.75%         0.59%          0.00%              1.34%
(formerly, Growth & Income Portfolio)
Warburg Pincus Trust - Global Post-Venture            1.25%         0.33%          0.00%              1.58%
Capital Portfolio (formerly, Post-Venture
Capital Portfolio)




SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to three times the initial minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least $50.

Additional premium payments may be made at any time while the policy is in force (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include:
-        Additional Protection Rider;
-        Change of Insured Rider; and-
-        Maturity Extension Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in February 1981. It is a member of the Nationwide group with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VL Separate Account-C is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on July 22,1997, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and in general are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy owner may elect to transfer all sub-account cash value to the fixed account. No transfer charges will be assessed. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the transfer.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

   1) shares of a current underlying mutual fund option are no longer available for investment; or

   2) further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Premium payments will be allocated to the fixed account by election of the policy owner.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than an annual effective rate of 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of an annual effective rate of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

The fixed account is not available for policies issued in the State of Texas.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

   - the insured must be 80 or younger;

   - Nationwide may require satisfactory evidence of insurability (including a medical exam); and

   - a minimum specified amount of $50,000 ($100,000 in Pennsylvania and New Jersey).

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

   - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

   - Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

   - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums payments will not be priced, when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day                -        Independence Day
-        Martin Luther King, Jr. Day   -        Labor Day
-        Presidents' Day               -        Thanksgiving
-        Good Friday                   -        Christmas
-        Memorial Day

Nationwide also will not price premium payments if:

   1)    trading on the New York Stock Exchange is restricted;

   2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2% thereafter. Currently, the sales load is 3% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% of all premiums thereafter. The target premium is a premium based upon the specified amount. It is the level annual premium amount at which the sales load is reduced on a current basis.

PREMIUM EXPENSE CHARGE

Nationwide deducts a premium expense charge equal to 3.50% from all premium payments. This charge reimburses Nationwide for administrative expenses on an aggregate basis, including premium taxes imposed by various state and local jurisdictions and for federal taxes imposed under Section 848 of the Internal Revenue Code. Generally, these tax expenses consist of two components:

   1)       a state premium tax rate of 2.25%; and

   2)       a federal tax rate of 1.25%.

Nationwide expects to pay an average state premium tax rate of approximately 2.25% of premiums for all states. State tax rates can range from 0% to 4%. This charge may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

The 1.25% federal tax component is designed to reimburse Nationwide for expenses incurred from federal taxes imposed under Section 848 of the Internal Revenue Code.

Nationwide does not expect to make a profit from these charges.

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If death benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will be unisex and will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday, aggregate as to tobacco status (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non-medical," guaranteed issue, or simplified issue basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately from the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual administrative expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $5 per month in all policy years. On a guaranteed basis, this charge is $10 per month in all policy years.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges.

The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. Mortality and expense risk deductions may vary from policy to policy because they are charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the variable account. Currently, this rate will be 0.40% during policy years 1-4, 0.25% during policy years 5-20, and 0.10% thereafter.

To the extent that future levels of mortality and expenses are less than or equal to those expected, Nationwide may realize a profit from this charge. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide, (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

   - the number of insureds;

   - the total premium expected to be paid;

   - total assets under management for the policy owner;

   - the nature of the relationship among individual insureds;

   - the purpose for which the policies are being purchased;

   - the expected persistency of individual policies; and

   - any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.


Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, plus 3.5%, 5.5%, or 4.0% of the current premium if that date occurs during policy years one, two or three, respectively.

PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

   1)    the minimum partial surrender is $500;

   2) partial surrenders may not reduce the specified amount to less than $50,000;

   3) after the partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction, if higher; and

   4) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by the amount necessary to prevent any increase to the net amount at risk, unless the partial surrender is treated as a preferred partial surrender.

Preferred Partial Surrenders

A partial surrender is considered a preferred partial surrender if the following conditions are met:

   1)    the surrender occurs before the 15th policy anniversary; and

   2) the surrender amount plus the amount of any previous preferred policy surrenders in that same policy year does not exceed 10% of the cash surrender value as of the beginning of the policy year.

Reduction of the Specified Amount

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced, (except in the case of a preferred partial surrender). The reduction to the specified amount will be made in the following order:

   1)    against the most recent increase in the specified amount;

   2) against the next most recent increases in the specified amount in succession; and

   3)    against the specified amount under the original application.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

   1) the value each year of the life insurance protection provided;

   2) an amount equal to any employer-paid premiums; or

   3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date, plus any net premium applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

The policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

   1) the request must be applied for in writing;

   2) satisfactory evidence of insurability must be provided;

   3) the increase must be for a minimum of $10,000;

   4) the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

   5) age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day on or next following the date Nationwide receives the request. Any such decrease shall reduce insurance in the following order:

   1) against insurance provided by the most recent increase;

   2) against the next most recent increases successively; and

   3) against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

   1) reduce the specified amount to less than $50,000 ($100,000 in New Jersey and Pennsylvania); or

   2) disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums may be allocated to the sub-accounts during the period a policy owner can cancel the policy, unless a specific state requires premiums to be allocated to the NSAT Money Market Fund or the fixed account. At the expiration of this period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value of each sub-account for the immediately preceding valuation period by the net investment factor of the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period. The number of accumulation units will not change as a result of investment experience.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is:

       (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period; and

(c) is a factor representing the daily mortality and expense risk charge deducted from the variable account. Such factor is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the variable account. On a current basis, this annual effective rate will be 0.40% during policy years 1-4, 0.25% during policy years 5-20, and 0.10% thereafter.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. Currently, Nationwide does not maintain a tax reserve with respect to the policies since income with respect to the underlying mutual funds is not taxable to Nationwide or the variable account. Nationwide reserves the right to adjust the calculation of the net investment factor to reflect a tax reserve should such income of other items become taxable to Nationwide. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for mortality and expense risk charge.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3% (for a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans"). Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

The policy owner may transfer amounts between the fixed account and the variable account without penalty or adjustment, subject to the following requirements:

   - Nationwide reserves the right to limit such transfers to one per policy year.

   - transfers from the fixed account must be made within 45 days after the end of an interest rate guarantee period (the period of time for which the current interest rate is guaranteed by Nationwide).

   - Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of the portion of the cash value attributable to the fixed account as of the end of the prior policy year. However, if the policy owner elects in writing to Nationwide to transfer all of the cash value attributable to the fixed account, the restriction for five successive policy years shall be 20%, 25%, 33%, 50% and 100%, respectively.

   - transfers to the fixed account may not be made prior to the first policy anniversary or within 12 months subsequent to a prior transfer.

   - Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of the cash value attributable to the variable account as of the close of business of the prior valuation period.

   - Nationwide reserves the right to refuse a transfer to the fixed account if the cash value attributable to the fixed account is greater than or equal to 30% of the cash value.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market- timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

   - submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

   - submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

   - 10 days after receiving the policy;

   - 45 days after signing the application; or

   - 10 days after Nationwide delivers a Notice of Right to Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value of the sub-accounts, plus 100% of the cash value in the fixed account, plus 100% of the cash value in the policy loan account. Nationwide will not grant a loan for an amount less than $500 (unless otherwise required by state law). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in current taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from the sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

The annual effective loan interest rate is guaranteed not to exceed 3.75%. On a current basis, the loan interest rate is 3.4% in policy years 1-4, 3.25% in policy years 5-20, and 3.10% thereafter.

On a current and guaranteed basis, the cash value in the policy loan account is credited with an annual effective rate of 3% in all policy years. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers to be more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value plus an amount sufficient to continue the policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a premium payment, rather than a loan repayment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.


Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account, Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT - Federated NSAT High Income Bond Fund (formerly, Nationwide High Income Bond Fund), NSAT Money Market Fund, and the Neuberger Berman AMT - Limited Maturity Bond Portfolio.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount and the death benefit option. At issue, the policy owner also irrevocably elects either of the following tests qualifying the policy as life insurance under Section 7702 of the Internal Revenue Code: (1) guideline premium/cash value corridor test; or
(2) the cash value accumulation test.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of three death benefit options.

OPTION 1: the death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, see the illustrations in Appendix B.

OPTION 2: the death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the applicable percentage of cash value and will vary directly with the investment performance.

OPTION 3: the death benefit is the greater of: (i) the applicable percentage of the cash value as of the date of death; or (ii) the sum of the specified amount and the lesser of: (i) the maximum increase amount shown on the policy, or (ii) the amount of all premium payments and interest accrued at the Option 3 interest rate as shown in the policy, accumulated up to the date of death, less any partial surrenders and applicable interest accrued at the Option 3 interest rate as shown in the policy. Once elected, Option 3 is irrevocable.


                                    APPLICABLE PERCENTAGE OF CASH VALUE
                                 GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

     Attained         Percentage         Attained        Percentage         Attained        Percentage
       Age           of Cash Value         Age          of Cash Value         Age          of Cash Value

      0-40               250%               60              130%               80              105%
        41               243%               61              128%               81              105%
        42               236%               62              126%               82              105%
        43               229%               63              124%               83              105%
        44               222%               64              122%               84              105%
        45               215%               65              120%               85              105%
        46               209%               66              119%               86              105%
        47               203%               67              118%               87              105%
        48               197%               68              117%               88              105%
        49               191%               69              116%               89              105%
        50               185%               70              115%               90              105%
        51               178%               71              113%               91              104%
        52               171%               72              111%               92              103%
        53               164%               73              109%               93              102%
        54               157%               74              107%               94              101%
        55               150%               75              105%               95              101%
        56               146%               76              105%               96              101%
        57               142%               77              105%               97              101%
        58               138%               78              105%               98              101%
        59               134%               79              105%               99              101%

In the event the policy owner has a substandard rating, the above percentages will differ.


                                      APPLICABLE PERCENTAGE OF CASH VALUE
                                          CASH VALUE ACCUMULATION TEST

     Attained         Percentage         Attained        Percentage         Attained        Percentage
       Age           of Cash Value         Age          of Cash Value         Age          of Cash Value

        16              708.43%             44             292.29%             72             141.69%
        17              687.69%             45             283.37%             73             139.10%
        18              667.85%             46             274.79%             74             136.66%
        19              648.73%             47             266.55%             75             134.38%
        20              630.14%             48             258.61%             76             133.56%
        21              611.94%             49             250.98%             77             132.83%
        22              594.06%             50             243.65%             78             132.18%
        23              576.45%             51             236.59%             79             131.58%
        24              559.07%             52             229.82%             80             131.04%
        25              541.95%             53             223.34%             81             130.55%
        26              525.08%             54             217.13%             82             130.12%
        27              508.52%             55             211.19%             83             127.37%
        28              492.32%             56             205.51%             84             124.75%
        29              476.49%             57             200.06%             85             122.27%
        30              461.08%             58             194.84%             86             119.90%
        31              446.10%             59             189.84%             87             117.63%
        32              431.57%             60             185.03%             88             115.44%
        33              417.50%             61             180.43%             89             113.31%
        34              403.89%             62             176.02%             90             112.35%
        35              390.73%             63             171.81%             91             111.38%
        36              378.03%             64             167.80%             92             110.38%
        37              365.79%             65             163.98%             93             109.32%
        38              354.01%             66             160.34%             94             108.18%
        39              342.67%             67             156.86%             95             106.94%
        40              331.77%             68             153.54%             96             105.62%
        41              321.30%             69             150.37%             97             104.27%
        42              311.24%             70             147.33%             98             102.99%
        43              301.57%             71             144.44%             99             100.00%

In the event the policy owner has a substandard rating, the above percentages will differ.

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Initial elections to Option 3 are irrevocable and may not be changed.

Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

In order for any change in the death benefit option to become effective, the cash surrender value after a change must be sufficient to keep the policy in force for at least three months.

Nationwide will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option changes. A change in death benefit option will not be permitted if it results in the specified amount being reduced to an amount in which the total premiums paid exceed the premium limit required by state law to qualify the policy as a contract for life insurance.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE

If the age of the insured has been misstated, the affected benefits will be adjusted. The amount of the death benefit will be (1) multiplied by (2) and then the result added to (3), where:

   1) is the amount of the death benefit at the time of the insured's death reduced by the amount of the cash value at the time of the insured's death;

   2) is the ratio of the monthly cost of insurance applied in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death; and

   3)    is the cash value at the time of the insured's death.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and partial surrenders. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

The policy owner may at any time, upon written request to Nationwide within 24 months of the policy date, make an irrevocable, one-time election to transfer all sub-account cash value to the fixed account. The right of conversion is subject to state availability.

GRACE PERIOD

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of a premium of at least three times the current monthly deduction. Nationwide will send the policy owner a notice at the start of the grace period, at the address in the application or another address specified by the policy owner, stating the amount of premium required. If sufficient premium is not received by Nationwide by the end of the grace period, the policy will lapse without value. If death proceeds become payable during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

   1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

   2)    providing evidence of insurability satisfactory to Nationwide;

   3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

   4) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

   5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the cash value at the end of the grace period.

Amounts will be allocated based on the fund allocation factors in effect at the start of the grace period, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code. In addition to meeting the tests required under Section 7702,
Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1999, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from

Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and should not take the place of your independent legal, tax and/or financial advisor.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

- an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

- annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

- statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide Life Insurance Company and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

  -      Nationwide Variable Account
  -      Nationwide Variable Account-II
  -      Nationwide Variable Account-5
  -      Nationwide Variable Account-6
  -      Nationwide Variable Account-8
  -      Nationwide Variable Account-9
  -      Nationwide Variable Account-10
  -      Nationwide Variable Account-11
  -      Nationwide VLI Separate Account-2
  -      Nationwide VLI Separate Account-3
  -      Nationwide VLI Separate Account-4
  -      Nationwide VLI Separate Account-5
  -      Nationwide VA Separate Account-A
  -      Nationwide VA Separate Account-B
  -      Nationwide VA Separate Account-C
  -      Nationwide VL Separate Account-A
  -      Nationwide VL Separate Account-B
  -      Nationwide VL Separate Account-C
  -      Nationwide VL Separate Account-D
  -      Nationwide Multi-Flex Variable Account
  -      Nationwide DC Variable Account
  -      Nationwide DCVA-II
  -      NACo Variable Account

Gross first year commissions plus any expense allowance payments made by Nationwide on the sale of these policies distributed by NISC will not exceed 55% of target premium plus 5% of any excess premium payments in year one and 25% of target premium plus 5% on the excess premium in years two through four. Gross renewal commissions paid at the beginning of policy year five and beyond by Nationwide will not exceed greater of 5% of target premium plus 5% on the excess premium or an annual effective rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter. For single premium modified endowment contracts issued on or after May 1, 1999, gross renewal commissions paid at the beginning of policy year two and beyond will not exceed an annual rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter.

No underwriting commissions have been paid by Nationwide to NISC.


NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 Joseph J. Gasper                                              Chairman of the Board and Director
 One Nationwide Plaza
 Columbus, OH 43215


 W. G. Jurgensen                                       Chairman and Chief Executive Officer and Director
 One Nationwide Plaza
 Columbus, OH 43215


 Richard A. Karas                                                  Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215

 Duane C. Meek                                                             President
 One Nationwide Plaza
 Columbus, OH 43215

 Philip C. Gath                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215

 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH 43215

 Robert A. Oakley                                      Executive Vice President - Chief Financial Officer
 One Nationwide Plaza
 Columbus, OH 43215

 Robert J. Woodward, Jr.                              Executive Vice President - Chief Investment Officer
 One Nationwide Plaza
 Columbus, OH 43215

 Mark R. Thresher                                             Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Barbara J. Shane                                             Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215

 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215


 Glenn W. Soden                                              Associate Vice President and Secretary
 One Nationwide Plaza
 Columbus, OH 43215


                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 John F. Delaloye                                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 E. Gary Berndt                                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Duane M. Campbell                                                    Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Terry C. Smetzer                                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

   - Nationwide VA Separate Account - A
   - Nationwide VA Separate Account - B
   - Nationwide VA Separate Account - C
   - Nationwide VL Separate Account - A
   - Nationwide VL Separate Account - B
   - Nationwide VL Separate Account - C
   - Nationwide VL Separate Account - D

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Life Insurance Company, Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire

Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Insurance Company. Nationwide Life and Annuity Insurance Company is a wholly-owned subsidiary of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions. Nationwide Life Insurance Company is the sole owner of Nationwide Life and Annuity Insurance Company.


Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. Jurgensen, Gasper, and Ms. Breit are also trustees of one or more of the registered investment companies distributed by NISC, a registered broker-dealer affiliated with the Nationwide group of companies.



DIRECTORS OF NATIONWIDE

 DIRECTORS OF THE DEPOSITOR NAME AND     POSITIONS AND OFFICES
      PRINCIPAL BUSINESS ADDRESS             WITH DEPOSITOR       PRINCIPAL OCCUPATION
Lewis J. Alphin                                Director           Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107

A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701


Nancy C. Breit                                 Director           Co-owner, Thomas Farms (2)
1767D Westwood Avenue
Alliance, OH 44601

Yvonne M. Curl                                 Director           Senior Vice President and General Manager, Public
Xerox Corporation                                                 Sector Worldwide/Document Solutions Group
Suite 200                                                         Operations, Xerox Corporation (2)
1401 H Street NW
Washington, DC 20007


Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135

Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                   Farms, Inc. (1)
Clarks Summit, PA 18411

Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                          Oil Company (1)
Marshall, MN 56258

Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                           Melrose Orchard (1)
Wooster, OH 44691

Joseph J. Gasper                      President and Chief         President and Chief Operating Officer, Nationwide
One Nationwide Plaza                  Operating Officer and       Life Insurance Company and Nationwide Life and
Columbus, OH 43215                    Director                    Annuity Insurance Company (2)


W. G. Jurgensen                        Chief Executive Officer    Chief Executive Officer
One Nationwide Plaza                         and Director
Columbus, OH 43215

Dimon R. McFerson                     Chairman and Director       Chairman (2)
One Nationwide Plaza
Columbus, OH 43215


 DIRECTORS OF THE DEPOSITOR NAME AND     POSITIONS AND OFFICES
      PRINCIPAL BUSINESS ADDRESS             WITH DEPOSITOR       PRINCIPAL OCCUPATION
David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                     Director                    Enterprises (1)
Hebron, OH 43025

Ralph M. Paige                                 Director           Executive Director Federation of Southern
Federation of Southern                                            Cooperatives/Land Assistance Fund
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344

James F. Patterson                             Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                Patterson Farms, Inc. (1)
Chesterland, OH 44026

Arden L. Shisler                               Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                            Transport, Inc. (1)
Dalton, OH 44618

Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986

   (1)     Principal occupation for last 5 years.
   (2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.


Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Messrs. Jurgensen and Gasper are directors of NISC, a registered broker-dealer.

Messrs. Jurgensen, Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Mr. Jurgensen and Ms. Breit are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. Jurgensen and Gasper are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. Jurgensen is trustee of Financial Horizons Investment Trust and Nationwide Mutual Funds, registered investment companies.



EXECUTIVE OFFICERS OF NATIONWIDE

OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
Richard D. Headley                                Executive Vice President - Chief  Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215


Michael S. Helfer                                 Executive Vice President - Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215

Donna A. James                                    Executive Vice President - Chief Administrative Officer
One Nationwide Plaza
Columbus, OH 43215


Robert A. Oakley                                  Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215


OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
Robert J. Woodward, Jr.                           Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

Charles A. Bryan                                  Senior Vice President - Chief Actuary - Property and Casualty
One Nationwide Plaza
Columbus, OH 43215

John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215

David A. Diamond                                  Senior Vice President - Corporate Controller
One Nationwide Plaza
Columbus, OH 43215


Thomas L. Crumrine                                Senior Vice President
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                    Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215

Patricia R. Hatler                                Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215

David K. Hollingsworth                            Senior Vice President - Business Development and Sponsor
One Nationwide Plaza                              Relations
Columbus, OH 43215

David R. Jahn                                     Senior Vice President - Project Management
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                                  Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215

Gregory S. Lashutka                               Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215

Edwin P. McCausland, Jr.                          Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215

Mark D. Phelan                                    Senior Vice President - Chief Technology Officer
One Nationwide Plaza
Columbus, OH 43215


Douglas C. Robinette                              Senior Vice President - Claims and Financial Services
One Nationwide Plaza
Columbus, OH 43215

Mark R. Thresher                                  Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215

Richard M. Waggoner                               Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215



OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
Susan A. Wolken                                   Senior Vice President - Product Management and Nationwide
One Nationwide Plaza                              Financial Marketing
Columbus, OH 43215


W. G. JURGENSEN has been a Director and Chief Executive Officer since 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to May 2000. Prior to Bank One's merger with First Chicago NBD, Mr. Jurgensen served from 1990 to 1998 as Executive Vice President with First Chicago, leading various business units. For 17 years Jurgensen was with Norwest Corporation, beginning as a corporate banking officer and serving in increasingly responsible roles including president and CEO of Norwest Investment Services and management of the treasury function. His final post was Executive Vice President-Corporate Banking.

DIMON R. MCFERSON has been a Director since April 1988 and Chairman since April 1996. He was Chief Executive Officer from April 1996 to 2000. He was elected Chief Executive Officer in December 1992, and President and Chief Executive Officer in December 1993. He was President and General Manager of Nationwide Mutual Insurance Company from April 1988 to April 1991; President and Chief Operating Officer of Nationwide Mutual Insurance Company from April 1991 to December 1992; and President and Chief Executive Officer of Nationwide Mutual Insurance Company from December 1992 to April 1996. Mr. McFerson has been with Nationwide for 20 years.


JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 33 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community Collegy in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.


NANCY C. BREIT has been a Director of Nationwide since 1986. Mrs. Thomas is a board member of Farm Credit Services' 4th District and serves on the advisory board of Walsh University in North Canton, OH. She is a past president and former director of the Ohio Agricultural Marketing Association and served on the boards of the Ohio Farm Bureau Federation and Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark, and as the Midwest regional representative on the American Farm Bureau women's committee.

CHARLES A. BRYAN has been a Senior Vice President - Chief Actuary - Property and Casualty since 1998. Prior to joining Nationwide, Mr. Bryan was president, Chief Operating Officer of Direct Response Corporation from 1996 to 1998. Prior to that time, Mr. Bryan was a partner with Ernst & Young.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 2 years.


YVONNE M. CURL has been a Director of Nationwide since April, 1998. Ms. Montgomery is senior vice president/general manager - Public Sector Worldwide/Document Solutions Group for Xerox Corporation. A resident of Washington, DC, Ms. Montgomery is in charge of providing an integrated, industry-focused portfolio of document solutions and services to the public sector worldwide. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president-field operations and executive assistant to the chairman and CEO.


KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.

DAVID A. DIAMOND has been Senior Vice President - Corporate Controller since August 1999. He was Vice President-Controller from August 1996 to August 1999. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 11 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 31 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.


MICHAEL S. HELFER has been Executive Vice President - Corporate Strategy since August 2000. He is a former partner and head of the financial institutions group at Wilmer, Cutler and Pickering, a 350-lawyer international law firm headquartered in Washington, D.C. He served as that firm's chairman and chief executive officer from 1995 to 1998.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Business Development and Sponsor Relations since July 2000. Previously, he was Senior Vice President - Multi Channel and Sponsor Relations from August 1999 to July 2000. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, has held numerous positions within the Nationwide group of companies. Mr. Hollingsworth has been with Nationwide for 25 years.

DAVID R. JAHN has been Senior Vice President - Project Management since July 2000. Previously, he was Senior Vice President - Commercial Insurance from March 1998 to July 2000. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within the Nationwide group of companies. Mr. Jahn has been with Nationwide for 28 years.

DONNA A. JAMES has been Executive Vice President - Chief Administrative Officer since July 2000. Previously, she was Senior Vice President - Chief Human Resources Officer from May 1999 to July 2000. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President
- Assistant to the CEO for Nationwide. Previously Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 18 years.

RICHARD D. HEADLEY has been Executive Vice President for Nationwide since July 2000. Previously, he was Executive Vice President - Chief Information Technology Officer from May 1999 to July 2000. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation. Mr. Headly has been with Nationwide for 2 years.


RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 35 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From

January 1978 to December 1985, he was City Attorney for the City of Columbus
(Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 24 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.


MARK D. PHELAN has been Senior Vice President - Chief Technology Officer since July 2000. Previously, he was Senior Vice President - Technology Services from 1998 to 2000. His previous management experience includes five years (1977-1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as director of AT&T's Consumer Communications Services Group and he was subsequently promoted to sales vice president for the Eastern Region of the Business Communications Services Division. In 1992, he became executive vice president-sales and marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.


DOUGLAS C. ROBINETTE has been Senior Vice President - Claims and Financial Services since 1999. Previously, he was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May

1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 13 years.

ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 23 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 25 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 35 years.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.


     AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities.

     AMERICAN CENTURY VP CAPITAL APPRECIATION (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.


     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO
     Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.
     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.
     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the portfolio.

     APPRECIATION PORTFOLIO (FORMERLY, CAPITAL APPRECIATION PORTFOLIO) Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.


     GROWTH & INCOME PORTFOLIO
     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.


FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.


     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS AND INITIAL CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The

     Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.


     VIP GROWTH PORTFOLIO: SERVICE CLASS AND INITIAL CLASS

     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.


     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS AND INITIAL CLASS

     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and

       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.


     VIP OVERSEAS PORTFOLIO: SERVICE CLASS AND INITIAL CLASS

     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.


     VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS
     Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS AND INITIAL CLASS

     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.


     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS AND INITIAL CLASS

     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     SUB-ADVISED NATIONWIDE FUNDS


          GARTMORE NSAT EMERGING MARKETS FUND
          (subadviser: Gartmore Global Partners)
          Investment Objective: Long term capital growth by investing primarily in equity securities of companies located in emerging market countries.

          GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
           (subadviser: Gartmore Global Partners)
          Investment Objective: Long term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and technology and communication related industries.

          GARTMORE NSAT INTERNATIONAL GROWTH FUND
          (subadviser: Gartmore Global Partners)
          Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

          J.P. MORGAN NSAT BALANCED FUND
          (FORMERLY, NATIONWIDE BALANCED FUND)

          Subadviser: J.P. Morgan Investment Management, Inc.
          Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.


          FEDERATED NSAT EQUITY INCOME FUND
          (FORMERLY, NATIONWIDE EQUITY INCOME FUND)

          Subadviser: Federated Investment Counseling
          Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

          NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)
          Subadviser: J. P. Morgan Investment Management Inc.
          Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.


          FEDERATED NSAT HIGH INCOME BOND FUND (FORMERLY, NATIONWIDE HIGH INCOME BOND FUND)

          Subadviser: Federated Investment Counseling
          Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.


          DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX
          FUND) (FORMERLY NATIONWIDE SELECT ADVISERS MID CAP FUND)

          Subadviser: The Dreyfus Corporation
          Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.


          MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND FUND)

          Subadviser: Miller, Anderson & Sherrerd, LLP
          Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities.

          NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)

          Subadvisers: Waddell & Reed Investment Management Company., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.

          Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies. The Fund may also invest in foreign securities.

          NATIONWIDE SMALL CAP VALUE FUND
          Subadviser: The Dreyfus Corporation
          Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

          NATIONWIDE SMALL COMPANY FUND

          Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc., and effective January 8, 2000, Waddell & Reed Investment Management Company

          Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.


          STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH
          FUND)

          Subadviser: Strong Capital Management Inc.
          Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

          NATIONWIDE STRATEGIC VALUE FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2000)
          Subadviser: Strong Capital Management Inc./Schafer Capital Management Inc.
          Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.


          TURNER NSAT GROWTH FOCUS FUND
          (subadviser: Turner Investment Partners, Inc.)
          Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.


          GROWTH PORTFOLIO

          Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.


          GUARDIAN PORTFOLIO

          Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.


          LIMITED MATURITY BOND PORTFOLIO

          Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.


          MID-CAP GROWTH PORTFOLIO

          Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

          PARTNERS PORTFOLIO


          Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.


OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

          OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)
          Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.


          OPPENHEIMER BOND FUND/VA
          Investment Objective: Seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.


          OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
          FUND)
          Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

          OPPENHEIMER GLOBAL SECURITIES FUND/VA
          Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

          OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY, OPPENHEIMER GROWTH & INCOME FUND)
          Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

          OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

          Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.


STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

          Investment Objective: To seek capital appreciation through investment in a diversified portfolio of equity securities.


STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

          DISCOVERY FUND II, INC. (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
          Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

          INTERNATIONAL STOCK FUND II (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
          Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)


The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


          EMERGING MARKETS DEBT PORTFOLIO
          Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. is the Portfolio's investment adviser.


          MID CAP GROWTH PORTFOLIO
          Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller Anderson & Sherrerd, LLP is the Portfolio's investment adviser.


          U. S. REAL ESTATE PORTFOLIO
          Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Portfolio's investment adviser.


VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.


          WORLDWIDE BOND FUND
          Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The Fund does not invest in junk bonds.


          WORLDWIDE EMERGING MARKETS FUND
          Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

          WORLDWIDE HARD ASSETS FUND
          Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

WARBURG PINCUS TRUST
The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

          GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE CAPITAL PORTFOLIO) (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
          Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.

          INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
          Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Susisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.


          SMALL COMPANY GROWTH PORTFOLIO
          Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.


          VALUE PORTFOLIO (FORMERLY, GROWTH & INCOME PORTFOLIO) (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2000)
          Investment Objective: Seeks total return by investing primarily in equity securities of value companies that may or may not pay dividends.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. Beginning in the fourth policy year, cash surrender value equals cash value less indebtedness, or other deductions. In policy years one, two and three only, cash surrender value equals cash value less indebtedness or other deductions increased by 3.5%, 5.5% and 4.0%, respectively, of the current premium. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.94% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 1999. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 1.02%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.30%, 4.70% and 10.70% for policy years one through four, and rates of -1.15%, 4.85% and 10.85% for policy years five through twenty, and rates of -1.00%, 5.00% and 11.00% for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.65%, 4.35% and 10.35% for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5.00 per month and guaranteed not to exceed $10.00. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

$100,000 ANNUAL PREMIUM FOR 7 YEARS                                                  $1,703,050 SPECIFIED AMOUNT
                                         CASH VALUE ACCUMULATION TEST
                             UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                            DEATH BENEFIT OPTION 1
                                                CURRENT VALUES

             PREMIUMS          0% HYPOTHETICAL                   6% HYPOTHETICAL                   12% HYPOTHETICAL
              PLUS
   POLICY   INTEREST    CONTRACT  SURRENDER    DEATH     CONTRACT  SURRENDER     DEATH     CONTRACT  SURRENDER     DEATH
    YEAR      AT 5%      VALUE      VALUE     BENEFIT     VALUE      VALUE      BENEFIT     VALUE      VALUE      BENEFIT
         1    105,000     87,973     91,473  1,703,050     93,358     96,858   1,703,050     98,745    102,245    1,703,050
         2    215,250    174,541    180,041  1,703,050    190,783    196,283   1,703,050    207,670    213,170    1,703,050
         3    331,013    260,057    264,057  1,703,050    292,828    296,828   1,703,050    328,245    332,245    1,703,050
         4    452,563    344,488    344,488  1,703,050    399,678    399,678   1,703,050    461,696    461,696    1,703,050
         5    580,191    428,425    428,425  1,703,050    512,284    512,284   1,703,050    610,298    610,298    1,703,050

         6    714,201    511,353    511,353  1,703,050    630,358    630,358   1,703,050    774,770    774,770    1,887,649
         7    854,911    593,340    593,340  1,703,050    754,109    754,109   1,784,147    955,930    955,930    2,261,636
         8    897,656    582,320    582,320  1,703,050    786,308    786,308   1,807,093  1,053,187  1,053,187    2,420,434
         9    942,539    571,033    571,033  1,703,050    819,770    819,770   1,830,792  1,160,182  1,160,182    2,591,035
        10    989,666    559,430    559,430  1,703,050    854,523    854,523   1,855,341  1,277,853  1,277,853    2,774,475

        11  1,039,150    547,500    547,500  1,703,050    890,636    890,636   1,880,844  1,407,280  1,407,280    2,971,893
        12  1,091,107    535,197    535,197  1,703,050    928,148    928,148   1,907,343  1,549,606  1,549,606    3,184,440
        13  1,145,662    522,503    522,503  1,703,050    967,129    967,129   1,934,838  1,706,133  1,706,133    3,413,290
        14  1,202,945    509,372    509,372  1,703,050  1,007,632  1,007,632   1,963,270  1,878,257  1,878,257    3,659,597
        15  1,263,093    495,616    495,616  1,703,050  1,049,602  1,049,602   1,992,459  2,067,297  2,067,297    3,924,349

        16  1,326,247    481,136    481,136  1,703,050  1,093,062  1,093,062   2,022,493  2,274,827  2,274,827    4,209,112
        17  1,392,560    465,814    465,814  1,703,050  1,138,032  1,138,032   2,053,237  2,502,553  2,502,553    4,515,106
        18  1,462,188    449,480    449,480  1,703,050  1,184,501  1,184,501   2,084,840  2,752,261  2,752,261    4,844,255
        19  1,535,297    431,953    431,953  1,703,050  1,232,460  1,232,460   2,117,489  3,025,885  3,025,885    5,198,773
        20  1,612,062    413,057    413,057  1,703,050  1,281,920  1,281,920   2,150,933  3,325,569  3,325,569    5,579,972

        21  1,692,665    394,774    394,774  1,703,050  1,335,923  1,335,923   2,190,513  3,661,946  3,661,946    6,004,493
        22  1,777,298    376,474    376,474  1,703,050  1,392,759  1,392,759   2,233,011  4,033,961  4,033,961    6,467,649
        23  1,866,163    357,031    357,031  1,703,050  1,451,872  1,451,872   2,277,406  4,443,333  4,443,333    6,969,812
        24  1,959,471    335,925    335,925  1,703,050  1,513,115  1,513,115   2,323,237  4,893,023  4,893,023    7,512,748
        25  2,057,445    312,946    312,946  1,703,050  1,576,553  1,576,553   2,370,504  5,386,893  5,386,893    8,099,733

        26  2,160,317    287,835    287,835  1,703,050  1,642,238  1,642,238   2,419,509  5,929,122  5,929,122    8,735,375
        27  2,268,333    260,345    260,345  1,703,050  1,710,256  1,710,256   2,470,123  6,524,388  6,524,388    9,423,173
        28  2,381,750    230,158    230,158  1,703,050  1,780,670  1,780,670   2,523,032  7,177,712  7,177,712   10,170,100
        29  2,500,837    196,875    196,875  1,703,050  1,853,532  1,853,532   2,578,078  7,894,532  7,894,532   10,980,504
        30  2,625,879    160,022    160,022  1,703,050  1,928,876  1,928,876   2,636,002  8,680,686  8,680,686   11,863,025

(1)   No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

$100,000 ANNUAL PREMIUM FOR 7 YEARS                                                  $1,703,050 SPECIFIED AMOUNT
                                         CASH VALUE ACCUMULATION TEST
                             UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                            DEATH BENEFIT OPTION 1
                                               GUARANTEED VALUES

           PREMIUMS            0% HYPOTHETICAL                    6% HYPOTHETICAL                  12% HYPOTHETICAL
             PLUS
  POLICY   INTEREST    CONTRACT   SURRENDER     DEATH     CONTRACT   SURRENDER    DEATH     CONTRACT   SURRENDER    DEATH
   YEAR      AT 5%      VALUE       VALUE      BENEFIT     VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
       1     105,000     81,804      85,304   1,703,050     86,939      90,439  1,703,050     92,079      95,579  1,703,050
       2     215,250    162,060     167,560   1,703,050    177,411     182,911  1,703,050    193,381     198.881  1,703,050
       3     331,013    240,818     244,818   1,703,050    271,628     275,628  1,703,050    304,952     308,952  1,703,050
       4     452,563    318,117     318,117   1,703,050    369,810     369,810  1,703,050    427,954     427,954  1,703,050
       5     580,191    393,976     393,976   1,703,050    472,176     472,176  1,703,050    563,678     563,678  1,703,050

       6     714,201    468,422     468,422   1,703,050    578,979     578,979  1,703,050    713,577     713,577  1,738,559
       7     854,911    541,443     541,443   1,703,050    690,462     690,462  1,703,050    877,092     877,092  2,075,111
       8     897,656    522,801     522,801   1,703,050    711,259     711,259  1,703,050    955,774     955,774  2,196,559
       9     942,539    503,355     503,355   1,703,050    732,313     732,313  1,703,050  1,041,054   1,041,054  2,324,986
      10     989,666    482,981     482,981   1,703,050    753,591     753,591  1,703,050  1,133,421   1,133,421  2,460,884

      11   1,039,150    461,562     461,562   1,703,050    775,077     775,077  1,703,050  1,233,415   1,233,415  2,604,726
      12   1,091,107    438,986     438,986   1,703,050    796,765     796,765  1,703,050  1,341,636   1,341,636  2,757,063
      13   1,145,662    415,134     415,134   1,703,050    818,655     818,655  1,703,050  1,458,738   1,458,738  2,918,351
      14   1,202,945    389,865     389,865   1,703,050    840,742     840,742  1,703,050  1,585,421   1,585,421  3,089,034
      15   1,263,093    362,988     362,988   1,703,050    863,001     863,001  1,703,050  1,722,402   1,722,402  3,269,635

      16   1,326,247    334,244     334,244   1,703,050    885,376     885,376  1,703,050  1,870,394   1,870,394  3,460,790
      17   1,392,560    303,295     303,295   1,703,050    907,785     907,785  1,703,050  2,030,107   2,030,107  3,662,719
      18   1,462,188    269,748     269,748   1,703,050    930,136     930,136  1,703,050  2,202,267   2,202,267  3,876,209
      19   1,535,297    233,157     233,157   1,703,050    952,337     952,337  1,703,050  2,387,626   2,387,626  4,102,180
      20   1,612,062    193,032     193,032   1,703,050    974,303     974,303  1,703,050  2,587,009   2,587,009  4,340,743

      21   1,692,665    148,890     148,890   1,703,050    995,985     995,985  1,703,050  2,801,365   2,801,365  4,593,398
      22   1,777,298    100,208     100,208   1,703,050  1,017,350   1,017,350  1,703,050  3,031,751   3,031,751  4,860,806
      23   1,866,163     46,413      46,413   1,703,050  1,038,375   1,038,375  1,703,050  3,279,349   3,279,349  5,143,987
      24   1,959,471          0           0           0  1,059,009   1,059,009  1,703,050  3,545,373   3,545,373  5,443,566
      25   2,057,445          0           0           0  1,079,135   1,079,135  1,703,050  3,830,967   3,830,967  5,760,242

      26   2,160,317          0           0           0  1,098,577   1,098,577  1,703,050  4,137,162   4,137,162  6,095,281
      27   2,268,333          0           0           0  1,117,090   1,117,090  1,703,050  4,464,907   4,464,907  6,448,664
      28   2,381,750          0           0           0  1,134,370   1,134,370  1,703,050  4,814,977   4,814,977  6,822,341
      29   2,500,837          0           0           0  1,150,082   1,150,082  1,703,050  5,188,199   5,188,199  7,216,267
      30   2,625,879          0           0           0  1,163,924   1,163,924  1,703,050  5,585,598   5,585,598  7,633,278

(1)   No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

$100,000 ANNUAL PREMIUM FOR 7 YEARS                                                  $1,703,050 SPECIFIED AMOUNT
                                         CASH VALUE ACCUMULATION TEST
                             UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                            DEATH BENEFIT OPTION 2
                                                CURRENT VALUES

           PREMIUMS            0% HYPOTHETICAL                   6% HYPOTHETICAL                   12% HYPOTHETICAL
             PLUS
  POLICY   INTEREST    CONTRACT   SURRENDER     DEATH     CONTRACT  SURRENDER    DEATH     CONTRACT  SURRENDER     DEATH
   YEAR      AT 5%      VALUE       VALUE      BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE      BENEFIT
       1     105,000     87,773      91,273   1,790,823     93,146     96,646  1,796,196     98,521    102,021    1,801,571
       2     215,250    173,897     179,397   1,876,947    190,074    195,574  1,893,124    206,892    212,392    1,909,942
       3     331,013    258,730     262,730   1,961,780    291,307    295,307  1,994,357    326,512    330,512    2,029,562
       4     452,563    342,210     342,210   2,045,260    396,965    396,965  2,100,015    458,486    458,486    2,161,536
       5     580,191    424,873     424,873   2,127,923    507,889    507,889  2,210,939    604,896    604,896    2,307,946

       6     714,201    506,162     506,162   2,209,212    623,682    623,682  2,326,732    766,547    766,547    2,469,597
       7     854,911    586,114     586,114   2,289,164    744,602    744,602  2,447,652    945,099    945,099    2,648,149
       8     897,656    572,959     572,959   2,276,009    773,602    773,602  2,476,652  1,039,565  1,039,565    2,742,615
       9     942,539    559,424     559,424   2,262,474    803,445    803,445  2,506,495  1,143,598  1,143,598    2,846,648
      10     989,666    545,447     545,447   2,248,497    834,103    834,103  2,537,153  1,258,155  1,258,155    2,961,205

      11   1,039,150    531,026     531,026   2,234,076    865,608    865,608  2,568,658  1,384,356  1,384,356    3,087,406
      12   1,091,107    516,108     516,108   2,219,158    897,940    897,940  2,600,990  1,523,387  1,523,387    3,226,437
      13   1,145,662    500,683     500,683   2,203,733    931,123    931,123  2,634,173  1,676,609  1,676,609    3,379,659
      14   1,202,945    484,702     484,702   2,187,752    965,141    965,141  2,668,191  1,845,456  1,845,456    3,595,686
      15   1,263,093    467,918     467,918   2,170,968    999,772    999,772  2,702,822  2,031,131  2,031,131    3,855,697

      16   1,326,247    450,219     450,219   2,153,269  1,034,922  1,034,922  2,737,972  2,235,030  2,235,030    4,135,476
      17   1,392,560    431,476     431,476   2,134,526  1,070,470  1,070,470  2,773,520  2,458,771  2,458,771    4,436,115
      18   1,462,188    411,495     411,495   2,114,545  1,106,224  1,106,224  2,809,274  2,704,110  2,704,110    4,759,504
      19   1,535,297    390,081     390,081   2,093,131  1,141,977  1,141,977  2,845,027  2,972,945  2,972,945    5,107,817
      20   1,612,062    367,059     367,059   2,070,109  1,177,534  1,177,534  2,880,584  3,267,384  3,267,384    5,482,344

      21   1,692,665    344,829     344,829   2,047,879  1,216,627  1,216,627  2,919,677  3,597,875  3,597,875    5,899,436
      22   1,777,298    322,819     322,819   2,025,869  1,257,656  1,257,656  2,960,706  3,963,380  3,963,380    6,354,487
      23   1,866,163    299,600     299,600   2,002,650  1,299,242  1,299,242  3,002,292  4,365,588  4,365,588    6,847,862
      24   1,959,471    274,578     274,578   1,977,628  1,340,789  1,340,789  3,043,839  4,807,410  4,807,410    7,381,297
      25   2,057,445    247,580     247,580   1,950,630  1,382,096  1,382,096  3,085,146  5,292,637  5,292,637    7,958,010

      26   2,160,317    218,396     218,396   1,921,446  1,422,916  1,422,916  3,125,966  5,825,377  5,825,377    8,582,528
      27   2,268,333    186,857     186,857   1,889,907  1,463,027  1,463,027  3,166,077  6,410,226  6,410,226    9,258,290
      28   2,381,750    152,736     152,736   1,855,786  1,502,135  1,502,135  3,205,185  7,052,117  7,052,117    9,992,145
      29   2,500,837    115,752     115,752   1,818,802  1,539,875  1,539,875  3,242,925  7,756,394  7,756,394   10,788,368
      30   2,625,879     75,586      75,586   1,778,636  1,575,820  1,575,820  3,278,870  8,528,790  8,528,790   11,655,445

(1)   No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

$100,000 ANNUAL PREMIUM FOR 7 YEARS                                                  $1,703,050 SPECIFIED AMOUNT
                                         CASH VALUE ACCUMULATION TEST
                             UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                            DEATH BENEFIT OPTION 2
                                               GUARANTEED VALUES

           PREMIUMS             0% HYPOTHETICAL                   6% HYPOTHETICAL                  12% HYPOTHETICAL
             PLUS
  POLICY   INTEREST    CONTRACT   SURRENDER     DEATH     CONTRACT   SURRENDER    DEATH     CONTRACT   SURRENDER    DEATH
   YEAR      AT 5%      VALUE       VALUE      BENEFIT      VALUE      VALUE     BENEFIT     VALUE       VALUE     BENEFIT
       1     105,000     81,397      84,897    1,784,447    86,507      90,007  1,789,557     91,622      95,122  1,794,672
       2     215,250    160,805     166,305    1,863,855   176,027     181,527  1,879,077    191,863     197,363  1,894,913
       3     331,013    238,224     242,224    1,941,274   268,655     272,655  1,971,705    301,563     305,563  2,004,613
       4     452,563    313,634     313,634    2,016,684   364,469     364,469  2,067,519    421,632     421,632  2,124,682
       5     580,191    386,984     386,984    2,090,034   463,519     463,519  2,166,569    553,033     553,033  2,256,083

       6     714,201    458,221     458,221    2,161,271   565,854     565,854  2,268,904    696,829     696,829  2,399,879
       7     854,911    527,226     527,226    2,230,276   671,457     671,457  2,374,507    854,117     854,117  2,557,167
       8     897,656    504,400     504,400    2,207,450   685,455     685,455  2,388,505    925,885     925,885  2,628,935
       9     942,539    480,584     480,584    2,183,634   698,646     698,646  2,401,696  1,003,506   1,003,506  2,706,556
      10     989,666    455,657     455,657    2,158,707   710,854     710,854  2,413,904  1,087,432   1,087,432  2,790,482

      11   1,039,150    429,519     429,519    2,132,569   721,913     721,913  2,424,963  1,178,176   1,178,176  2,881,226
      12   1,091,107    402,083     402,083    2,105,133   731,666     731,666  2,434,716  1,276,319   1,276,319  2,979,369
      13   1,145,662    373,266     373,266    2,076,316   739,949     739,949  2,442,999  1,382,506   1,382,506  3,085,556
      14   1,202,945    342,971     342,971    2,046,021   746,576     746,576  2,449,626  1,497,424   1,497,424  3,200,474
      15   1,263,093    311,048     311,048    2,014,098   751,295     751,295  2,454,345  1,621,779   1,621,779  3,324,829

      16   1,326,247    277,281     277,281    1,980,331   753,776     753,776  2,456,826  1,756,271   1,756,271  3,459,321
      17   1,392,560    241,388     241,388    1,944,438   753,600     753,600  2,456,650  1,901,602   1,901,602  3,604,652
      18   1,462,188    203,055     203,055    1,906,105   750,295     750,295  2,453,345  2,058,504   2,058,504  3,761,554
      19   1,535,297    161,957     161,957    1,865,007   743,349     743,349  2,446,399  2,227,763   2,227,763  3,930,813
      20   1,612,062    117,768     117,768    1,820,818   732,226     732,226  2,435,276  2,410,246   2,410,246  4,113,296

      21   1,692,665     70,238      70,238    1,773,288   716,436     716,436  2,419,486  2,606,976   2,606,976  4,310,026
      22   1,777,298     19,135      19,135    1,722,185   695,483     695,483  2,398,533  2,819,099   2,819,099  4,522,149
      23   1,866,163          0           0            0   668,867     668,867  2,371,917  3,047,821   3,047,821  4,780,812
      24   1,959,471          0           0            0   635,975     635,975  2,339,025  3,294,192   3,294,192  5,057,903
      25   2,057,445          0           0            0   595,982     595,982  2,299,032  3,559,154   3,559,154  5,351,545

      26   2,160,317          0           0            0   547,845     547,845  2,250,895  3,843,516   3,843,516  5,662,652
      27   2,268,333          0           0            0   490,283     490,283  2,193,333  4,147,989   4,147,989  5,990,941
      28   2,381,750          0           0            0   421,790     421,790  2,124,840  4,473,203   4,473,203  6,338,081
      29   2,500,837          0           0            0   340,739     340,739  2,043,789  4,819,925   4,819,925  6,704,034
      30   2,625,879          0           0            0   245,623     245,623  1,948,673  5,189,106   5,189,106  7,091,432

(1)   No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

$38,872.05 ANNUAL PREMIUM FOR 20 YEARS                                                  $1,703,050 SPECIFIED AMOUNT
                                      GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST
                                  UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                                 DEATH BENEFIT OPTION 1
                                                     CURRENT VALUES

          PREMIUMS            0% HYPOTHETICAL                    6% HYPOTHETICAL                  12% HYPOTHETICAL
            PLUS
 POLICY   INTEREST    CONTRACT   SURRENDER     DEATH     CONTRACT   SURRENDER    DEATH     CONTRACT   SURRENDER    DEATH
  YEAR      AT 5%      VALUE       VALUE      BENEFIT     VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
       1      40,816     31,428      32,789   1,703,050     33,420      34,781  1,703,050     35,415      36,776  1,703,050
       2      83,672     62,020      64,158   1,703,050     67,952      70,090  1,703,050     74,126      76,264  1,703,050
       3     128,671     92,124      93,679   1,703,050    104,001     105,556  1,703,050    116,852     118,407  1,703,050
       4     175,921    121,675     121,675   1,703,050    141,572     141,572  1,703,050    163,963     163,963  1,703,050
       5     225,532    150,810     150,810   1,703,050    180,916     180,916  1,703,050    216,162     216,162  1,703,050

       6     277,625    179,312     179,312   1,703,050    221,880     221,880  1,703,050    273,744     273,744  1,703,050
       7     332,321    207,223     207,223   1,703,050    264,589     264,589  1,703,050    337,356     337,356  1,703,050
       8     389,753    236,376     236,376   1,703,050    311,084     311,084  1,703,050    409,744     409,744  1,703,050
       9     450,056    264,860     264,860   1,703,050    359,558     359,558  1,703,050    489,789     489,789  1,703,050
      10     513,375    292,643     292,643   1,703,050    410,093     410,093  1,703,050    578,354     578,354  1,703,050

      11     579,859    319,743     319,743   1,703,050    462,830     462,830  1,703,050    676,454     676,454  1,703,050
      12     649,668    346,137     346,137   1,703,050    517,881     517,881  1,703,050    785,201     785,201  1,703,050
      13     722,967    371,839     371,839   1,703,050    575,403     575,403  1,703,050    905,883     905,883  1,703,050
      14     799,931    396,832     396,832   1,703,050    635,540     635,540  1,703,050  1,039,929   1,039,929  1,703,050
      15     880,743    420,949     420,949   1,703,050    698,331     698,331  1,703,050  1,188,894   1,188,894  1,703,050

      16     965,596    444,136     444,136   1,703,050    763,927     763,927  1,703,050  1,354,585   1,354,585  1,760,960
      17   1,054,691    466,323     466,323   1,703,050    832,495     832,495  1,703,050  1,537,876   1,537,876  1,968,481
      18   1,148,242    487,403     487,403   1,703,050    904,205     904,205  1,703,050  1,740,261   1,740,261  2,192,728
      19   1,246,469    507,265     507,265   1,703,050    979,269     979,269  1,703,050  1,963,719   1,963,719  2,435,012
      20   1,349,608    525,822     525,822   1,703,050  1,057,955   1,057,955  1,703,050  2,210,463   2,210,463  2,696,764

      21   1,417,089    507,650     507,650   1,703,050  1,103,242   1,103,242  1,703,050  2,445,769   2,445,769  2,934,923
      22   1,487,943    489,460     489,460   1,703,050  1,151,293   1,151,293  1,703,050  2,706,428   2,706,428  3,220,649
      23   1,562,341    470,222     470,222   1,703,050  1,201,817   1,201,817  1,703,050  2,994,746   2,994,746  3,533,801
      24   1,640,458    449,459     449,459   1,703,050  1,254,878   1,254,878  1,703,050  3,313,501   3,313,501  3,876,796
      25   1,722,480    426,972     426,972   1,703,050  1,310,719   1,310,719  1,703,050  3,665,895   3,665,895  4,252,438

      26   1,808,604    402,522     402,522   1,703,050  1,369,620   1,369,620  1,703,050  4,055,472   4,055,472  4,663,793
      27   1,899,035    375,876     375,876   1,703,050  1,431,924   1,431,924  1,703,050  4,486,959   4,486,959  5,070,264
      28   1,993,986    346,738     346,738   1,703,050  1,498,024   1,498,024  1,703,050  4,965,147   4,965,147  5,511,314
      29   2,093,686    314,736     314,736   1,703,050  1,568,388   1,568,388  1,709,542  5,495,459   5,495,459  5,990,050
      30   2,198,370    279,427     279,427   1,703,050  1,643,187   1,643,187  1,758,211  6,084,070   6,084,070  6,509,955

(1)   No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

$38,872.05 ANNUAL PREMIUM FOR 20 YEARS                                                  $1,703,050 SPECIFIED AMOUNT
                                      GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST
                                  UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                                 DEATH BENEFIT OPTION 1
                                                    GUARANTEED VALUES

          PREMIUMS            0% HYPOTHETICAL                    6% HYPOTHETICAL                  12% HYPOTHETICAL
            PLUS
 POLICY   INTEREST    CONTRACT   SURRENDER     DEATH     CONTRACT   SURRENDER    DEATH     CONTRACT   SURRENDER    DEATH
  YEAR      AT 5%      VALUE       VALUE      BENEFIT     VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
       1      40,816     26,824      28,185   1,703,050     28,661      30,022  1,703,050     30,501      31,862  1,703,050
       2      83,672     52,697      54,835   1,703,050     58,028      60,166  1,703,050     63,587      65,725  1,703,050
       3     128,671     77,615      79,170   1,703,050     88,127      89,682  1,703,050     99,529     101,084  1,703,050
       4     175,921    101,562     101,562   1,703,050    118,968     118,968  1,703,050    138,616     138,616  1,703,050
       5     225,532    124,491     124,491   1,703,050    150,537     150,537  1,703,050    181,143     181,143  1,703,050

       6     277,625    146,355     146,355   1,703,050    182,822     182,822  1,703,050    227,450     227,450  1,703,050
       7     332,321    167,051     167,051   1,703,050    215,756     215,756  1,703,050    277,868     277,868  1,703,050
       8     389,753    187,859     187,859   1,703,050    250,741     250,741  1,703,050    334,322     334,322  1,703,050
       9     450,056    207,306     207,306   1,703,050    286,353     286,353  1,703,050    395,916     395,916  1,703,050
      10     513,375    225,315     225,315   1,703,050    322,570     322,570  1,703,050    463,221     463,221  1,703,050

      11     579,859    241,825     241,825   1,703,050    359,391     359,391  1,703,050    536,917     536,917  1,703,050
      12     649,668    256,787     256,787   1,703,050    396,839     396,839  1,703,050    617,810     617,810  1,703,050
      13     722,967    270,151     270,151   1,703,050    434,947     434,947  1,703,050    706,835     706,835  1,703,050
      14     799,931    281,850     281,850   1,703,050    473,746     473,746  1,703,050    805,072     805,072  1,703,050
      15     880,743    291,773     291,773   1,703,050    513,242     513,242  1,703,050    913,753     913,753  1,703,050

      16     965,596    299,746     299,746   1,703,050    553,407     553,407  1,703,050  1,034,301   1,034,301  1,703,050
      17   1,054,691    305,536     305,536   1,703,050    594,186     594,186  1,703,050  1,168,388   1,168,388  1,703,050
      18   1,148,242    308,874     308,874   1,703,050    635,524     635,524  1,703,050  1,318,023   1,318,023  1,703,050
      19   1,246,469    309,463     309,463   1,703,050    677,378     677,378  1,703,050  1,484,436   1,484,436  1,840,701
      20   1,349,608    306,989     306,989   1,703,050    719,734     719,734  1,703,050  1,666,799   1,666,799  2,033,495

      21   1,417,089    264,049     264,049   1,703,050    723,297     723,297  1,703,050  1,826,399   1,826,399  2,191,678
      22   1,487,943    216,881     216,881   1,703,050    724,500     724,500  1,703,050  2,000,852   2,000,852  2,381,014
      23   1,562,341    164,942     164,942   1,703,050    723,014     723,014  1,703,050  2,191,549   2,191,549  2,586,027
      24   1,640,458    107,535     107,535   1,703,050    718,405     718,405  1,703,050  2,400,002   2,400,002  2,808,003
      25   1,722,480     43,694      43,694   1,703,050    710,068     710,068  1,703,050  2,627,846   2,627,846  3,048,302

      26   1,808,604          0           0           0    697,192     697,192  1,703,050  2,876,845   2,876,845  3,308,372
      27   1,899,035          0           0           0    678,715     678,715  1,703,050  3,150,375   3,150,375  3,559,924
      28   1,993,986          0           0           0    653,272     653,272  1,703,050  3,451,282   3,451,282  3,830,923
      29   2,093,686          0           0           0    619,182     619,182  1,703,050  3,782,939   3,782,939  4,123,403
      30   2,198,370          0           0           0    574,510     574,510  1,703,050  4,149,425   4,149,425  4,439,884

(1)   No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Natiomwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

$38,872.05 ANNUAL PREMIUM FOR 20 YEARS                                                  $1,703,050 SPECIFIED AMOUNT
                                      GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST
                                  UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                                 DEATH BENEFIT OPTION 2
                                                     CURRENT VALUES

          PREMIUMS            0% HYPOTHETICAL                    6% HYPOTHETICAL                  12% HYPOTHETICAL
            PLUS
 POLICY   INTEREST    CONTRACT   SURRENDER     DEATH     CONTRACT   SURRENDER    DEATH     CONTRACT   SURRENDER    DEATH
  YEAR      AT 5%      VALUE       VALUE      BENEFIT     VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
       1      40,816     32,715      31,663   1,734,404     33,341      34,702  1,736,391     35,331      36,692  1,738,381
       2      83,672     61,784      63,922   1,764,834     67,692      69,830  1,770,742     73,840      75,978  1,776,890
       3     128,671     91,641      93,196   1,794,691    103,448     105,003  1,806,498    116,222     117,777  1,819,272
       4     175,921    120,853     120,853   1,823,903    140,591     140,591  1,843,641    162,801     162,801  1,865,851
       5     225,532    149,534     149,534   1,852,584    179,335     179,335  1,882,385    214,216     214,216  1,917,266

       6     277,625    177,455     177,455   1,880,505    219,487     219,487  1,922,537    270,684     270,684  1,973,734
       7     332,321    204,648     204,648   1,907,698    261,142     261,142  1,964,192    332,772     332,772  2,035,822
       8     389,753    232,923     232,923   1,935,973    306,280     306,280  2,009,330    403,104     403,104  2,106,154
       9     450,056    260,346     260,346   1,963,396    353,035     353,035  2,056,085    480,414     480,414  2,183,464
      10     513,375    286,860     286,860   1,989,910    401,416     401,416  2,104,466    565,382     565,382  2,268,432

      11     579,859    312,469     312,469   2,015,519    451,493     451,493  2,154,543    658,821     658,821  2,361,871
      12     649,668    337,125     337,125   2,040,175    503,286     503,286  2,206,336    761,576     761,576  2,464,626
      13     722,967    360,823     360,823   2,063,873    556,864     556,864  2,259,914    874,632     874,632  2,577,682
      14     799,931    383,520     383,520   2,086,570    612,255     612,255  2,315,305    999,034     999,034  2,702,084
      15     880,743    404,972     404,972   2,108,022    669,283     669,283  2,372,333  1,135,729   1,135,729  2,838,779

      16     965,596    425,075     425,075   2,128,125    727,902     727,902  2,430,952  1,285,908   1,285,908  2,988,958
      17   1,054,691    443,702     443,702   2,146,752    788,045     788,045  2,491,095  1,450,868   1,450,868  3,153,918
      18   1,148,242    460,666     460,666   2,163,716    849,573     849,573  2,552,623  1,631,975   1,631,975  3,335,025
      19   1,246,469    475,776     475,776   2,178,826    912,335     912,335  2,615,385  1,830,738   1,830,738  3,533,788
      20   1,349,608    488,863     488,863   2,191,913    976,195     976,195  2,679,245  2,048,848   2,048,848  3,751,898

      21   1,417,089    465,425     465,425   2,168,475  1,005,323   1,005,323  2,708,373  2,252,198   2,252,198  3,955,248
      22   1,487,943    442,220     442,220   2,145,270  1,035,892   1,035,892  2,738,942  2,477,693   2,477,693  4,180,743
      23   1,562,341    417,818     417,818   2,120,868  1,066,502   1,066,502  2,769,552  2,726,227   2,726,227  4,429,277
      24   1,640,458    391,624     391,624   2,094,674  1,096,528   1,096,528  2,799,578  2,999,665   2,999,665  4,702,715
      25   1,722,480    363,466     363,466   2,066,516  1,125,745   1,125,745  2,828,795  3,300,516   3,300,516  5,003,566

      26   1,808,604    333,134     333,134   2,036,184  1,153,877   1,153,877  2,856,927  3,631,521   3,631,521  5,334,571
      27   1,899,035    300,458     300,458   2,003,508  1,180,671   1,180,671  2,883,721  3,995,761   3,995,761  5,698,811
      28   1,993,986    265,211     265,211   1,968,261  1,205,804   1,205,804  2,908,854  4,396,589   4,396,589  6,099,639
      29   2,093,686    227,112     227,112   1,930,162  1,228,876   1,228,876  2,931,926  4,837,662   4,837,662  6,540,712
      30   2,198,370    185,842     185,842   1,888,892  1,249,427   1,249,427  2,952,477  5,322,996   5,322,996  7,026,046

(1)   No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

$38,872.05 ANNUAL PREMIUM FOR 20 YEARS                                                  $1,703,050 SPECIFIED AMOUNT
                                      GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST
                                  UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                                 DEATH BENEFIT OPTION 2
                                                    GUARANTEED VALUES

           PREMIUMS            0% HYPOTHETICAL                   6% HYPOTHETICAL                  12% HYPOTHETICAL
             PLUS
 POLICY    INTEREST   CONTRACT   SURRENDER     DEATH     CONTRACT   SURRENDER    DEATH     CONTRACT   SURRENDER    DEATH
  YEAR       AT 5%      VALUE      VALUE      BENEFIT     VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
        1      40,816    26,677      28,038   1,729,727     28,504      29,865  1,731,554     30,335      31,696  1,733,385
        2      83,672    52,257      54,395   1,755,307     57,543      59,681  1,760,593     63,054      65,192  1,766,104
        3     128,671    76,725      78,280   1,779,775     87,104      88,659  1,790,154     98,361      99,916  1,801,411
        4     175,921   100,048     100,048   1,803,098    117,159     117,159  1,820,209    136,467     136,467  1,839,517
        5     225,532   122,159     122,159   1,825,209    147,639     147,639  1,850,689    177,566     177,566  1,880,616

        6     277,625   142,992     142,992   1,846,042    178,474     178,474  1,881,524    221,871     221,871  1,924,921
        7     332,321   162,415     162,415   1,865,465    209,522     209,522  1,912,572    269,545     269,545  1,972,595
        8     389,753   181,670     181,670   1,884,720    242,087     242,087  1,945,137    322,302     322,302  2,025,352
        9     450,056   199,249     199,249   1,902,299    274,638     274,638  1,977,688    378,980     378,980  2,082,030
       10     513,375   215,043     215,043   1,918,093    307,033     307,033  2,010,083    439,831     439,831  2,142,881

       11     579,859   228,961     228,961   1,932,011    339,141     339,141  2,042,191    505,152     505,152  2,208,202
       12     649,668   240,929     240,929   1,943,979    370,843     370,843  2,073,893    575,286     575,286  2,278,336
       13     722,967   250,875     250,875   1,953,925    402,013     402,013  2,105,063    650,613     650,613  2,353,663
       14     799,931   258,710     258,710   1,961,760    432,504     432,504  2,135,554    731,532     731,532  2,434,582
       15     880,743   264,296     264,296   1,967,346    462,108     462,108  2,165,158    818,427     818,427  2,521,477

       16     965,596   267,426     267,426   1,970,476    490,536     490,536  2,193,586    911,649     911,649  2,614,699
       17   1,054,691   267,829     267,829   1,970,879    517,417     517,417  2,220,467  1,011,510   1,011,510  2,714,560
       18   1,148,242   265,201     265,201   1,968,251    542,324     542,324  2,245,374  1,118,315   1,118,315  2,821,365
       19   1,246,469   259,225     259,225   1,962,275    564,796     564,796  2,267,846  1,232,380   1,232,380  2,935,430
       20   1,349,608   249,586     249,586   1,952,636    584,348     584,348  2,287,398  1,354,053   1,354,053  3,057,103

       21   1,417,089   199,908     199,908   1,902,958    562,239     562,239  2,265,289  1,443,314   1,443,314  3,146,364
       22   1,487,943   146,691     146,691   1,849,741    534,698     534,698  2,237,748  1,537,032   1,537,032  3,240,082
       23   1,562,341    89,722      89,722   1,792,772    501,212     501,212  2,204,262  1,635,372   1,635,372  3,338,422
       24   1,640,458    28,703      28,703   1,731,753    461,156     461,156  2,164,206  1,738,422   1,738,422  3,441,472
       25   1,722,480         0           0           0    413,695     413,695  2,116,745  1,846,089   1,846,089  3,549,139

       26   1,808,604         0           0           0    357,768     357,768  2,060,818  1,958,078   1,958,078  3,661,128
       27   1,899,035         0           0           0    292,086     292,086  1,995,136  2,073,869   2,073,869  3,776,919
       28   1,993,986         0           0           0    215,123     215,123  1,918,173  2,192,710   2,192,710  3,895,760
       29   2,093,686         0           0           0    125,243     125,243  1,828,293  2,313,718   2,313,718  4,016,768
       30   2,198,370         0           0           0     20,919      20,919  1,723,969  2,436,112   2,436,112  4,139,162

(1)   No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

APPENDIX C:  PERFORMANCE SUMMARY INFORMATION (BOA FUTURE)

The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLE - TOTAL RETURN

                                                  Annual Percentage                   Non annualized Percentage Change
                                                        Change
                              Fund     Unit                               1 mo     1 Yr    2 Yrs     3 Yrs.    5 yrs.  Inception
 UNDERLYING INVESTMENT     Inception  Values    1997     1998   1999       To       to       to        to        to       to
        OPTIONS              Date**  12/31/99                           12/31/99 12/31/99 12/31/99  12/31/99  12/31/99 12/31/99
---------------------------------------------------------------------------------------------------------------------------------
American Century VP         10/30/97   12.80    0.00%    0.00%  26.36%    5.92%   17.55%   48.52%      -         -      160.01%
Income & Growth

American Century VP         05/02/94   15.96   13.95%   18.16%  18.29%   20.73%   63.39%   93.27%   128.38%   190.81%   275.55%
International

American Century VP Value   05/01/96    9.26    0.00%   25.58%   4.39%   -1.03%   -1.25%    3.08%    29.47%      -      144.98%

Dreyfus Investment          04/30/99   12.92    0.00%    0.00%   0.00%   15.73%    0.00%     -         -         -      128.86%
Portfolios-European
Equity Portfolio

The Dreyfus Socially        10/06/93   14.44   20.74%   27.92%  28.86%    8.50%   29.56%   66.95%   113.57%   245.62%   374.72%
Responsible Growth Fund,
Inc.

Dreyfus Stock Index         09/29/89   13.25   22.04%   32.43%  27.70%    5.82%   20.12%   53.39%   103.15%   237.73%   500.27%
Fund, Inc,

Dreyfus Variable            04/05/93   12.24   25.06%   27.55%  29.70%    2.42%   11.01%   43.98%    83.65%   205.42%   333.63%
Investment Fund-
Appreciation Portfolio
(formerly, Dreyfus
Variable Investment Fund
- Capital Appreciation
Portfolio)

Dreyfus Variable            10/31/97   11.83    0.00%    0.00%  10.37%    5.73%   20.44%   32.92%      -         -      132.36%
Investment Fund-Mid-Cap
Index Portfolio

Federated Insurance         05/03/99    9.84    0.00%    0.00%   0.00%   -0.44%    0.00%     -         -         -       98.43%
Series-Federated Quality
Bond Fund II

Fidelity VIP Equity         10/09/86   10.48   13.82%   27.54%  11.10%    0.99%    5.83%   17.57%    49.96%   129.65%   522.61%
Income Portfolio:
Service Class

Fidelity VIP Growth         10/09/86   16.48   14.24%   22.95%  38.82%   10.05%   36.74%   89.83%   133.41%   259.45%   921.28%
Portfolio: Service Class

Fidelity VIP High Income    09/19/85    9.69   13.57%   17.11%  -4.81%    2.23%    7.64%    2.48%    20.01%    63.70%   414.44%
Portfolio: Service Class

Fidelity VIP Overseas       01/28/87   13.49   12.76%   11.11%  12.19%   11.58%   41.89%   59.19%    76.89%   117.84%   361.29%
Portfolio: Service Class

Fidelity VIP II             01/03/95   14.02   20.82%   23.58%  29.42%    8.87%   23.65%   60.02%    97.76%      -      332.32%
Contrafund Portfolio:
Service Class

Fidelity VIP III Growth     01/03/95   11.67   17.80%   29.43%  24.01%    2.31%    3.77%   28.69%    66.57%      -      258.97%
Opportunities Portfolio:
Service Class

NSAT Capital                04/15/92   11.62   25.63%   33.96%  29.45%   -1.27%    3.86%   34.44%    80.12%   191.51%   331.35%
Appreciation Fund

NSAT Government  Bond       11/08/82   10.37    3.07%    9.23%   8.47%   -0.80%   -2.74%    5.51%    15.23%    40.45%   386.07%
Fund

NSAT Money Market Fund      11/10/81   10.78    4.70%    4.85%   4.86%    0.42%    4.43%    9.50%    14.81%    26.54%   308.47%

NSAT Total Return Fund      11/08/82   10.81   21.35%   28.91%  17.60%   -0.11%    6.52%   25.26%    61.48%   151.96% 1 150.96%

NSAT - J.P. Morgan NSAT     10/31/97   10.06    0.00%    0.00%   7.64%   -1.13%    0.47%    8.14%                       109.64%
Balanced Fund (formerly,
Nationwide Balanced Fund)

NSAT - Federated NSAT       10/31/97   12.49    0.00%    0.00%  14.67%    5.01%   18.02%   35.33%      -         -      137.64%
Equity Income Fund
(formerly, Nationwide
Equity Income Fund)

NSAT Nationwide Global      10/31/97   12.70    0.00%    0.00%  18.66%    6.95%   22.43%   45.27%      -         -      146.89%
50 Fund (formerly, NSAT
Nationwide Global Equity
Fund)

NSAT - Federated NSAT       10/31/97   10.33    0.00%    0.00%   5.37%    0.94%    2.78%    8.31%      -         -      110.70%
High Income Bond Fund
(formerly, Nationwide
High Income Bond Fund)

NSAT  - Dreyfus NSAT Mid    10/31/97   11.83    0.00%   10.37%  20.44%    5.73%   20.44%   32.92%      -         -      132.36%
Cap Index Fund
(formerly, Nationwide
Mid Cap Index Fund)
(formerly NSAT
Nationwide Select
Advisers Mid Cap Fund)

NSAT - MAS NSAT Multi       10/31/97   10.11    0.00%    0.00%   2.19%    0.96%    1.15%    3.37%      -         -      104.37%
Sector Bond Fund
(formerly, Nationwide
Multi Sector Bond Fund)

NSAT Nationwide Small       05/03/99   20.45    0.00%    0.00%   0.00%   27.77%    0.00%     -         -         -      204.47%
Cap Growth Fund
(formerly, NSAT
Nationwide Select
Advisers Small Cap
Growth Fund)

NSAT Nationwide Small       10/31/97   10.93    0.00%    0.00%  -3.45%    7.30%   27.33%   22.92%      -         -      120.87%
Cap Value Fund

NSAT Nationwide Small       10/23/95   12.99   22.33%   16.88%   0.61%   15.54%   43.45%   44.31%    68.69%      -      235.84%
Company Fund

NSAT - Strong NSAT Mid      10/31/97   19.36    0.00%    0.00%  14.14%   17.06%   84.02%   110.02%     -         -      214.50%
Cap Growth Fund
(formerly, Nationwide
Strategic Growth Fund)

NSAT Nationwide             10/37/97    8.77    0.00%    0.00%  -0.01%    0.31%   -3.46%   -3.47%      -         -       98.04%
Strategic Value Fund

Neuberger Berman AMT        11/03/97   10.69    0.00%    0.00%  31.14%    3.56%   14.47%   50.14%      -         -      157.83%
Guardian Portfolio

Neuberger Berman AMT Mid    11/03/97   17.31    0.00%    0.00%  38.73%   20.44%   53.28%   112.63%                      249.05%
Cap Growth Portfolio

Neuberger Berman AMT        03/22/94    9.99   29.05%   30.73%   3.79%    3.39%    6.94%   11.01%    45.10%   154.48%   247.91%
Partners Portfolio

Oppenheimer Variable        08/15/86   17.71   19.75%   11.23%  11.91%   19.23%   82.87%   104.66%  127.65%   259.87%   989.70%
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA


                              Annualized Percentage
                                     Change
                           3 Yrs.    5 yrs.  Inception
 UNDERLYING INVESTMENT       to        to       To
        OPTIONS            12/31/99 12/31/99 12/31/99
--------------------------------------------------------
American Century VP              0        0    24.20%
Income & Growth

American Century VP         31.69%   23.80%    19.61%
International

American Century VP Value    8.99%    0.00%    10.67%

Dreyfus Investment           0.00%    0.00%    46.27%
Portfolios-European
Equity Portfolio

The Dreyfus Socially        28.78%   28.15%    23.60%
Responsible Growth Fund,
Inc.

Dreyfus Stock Index         26.65%   27.56%    17.00%
Fund, Inc,

Dreyfus Variable            22.46%   25.02%    19.59%
Investment Fund-
Appreciation Portfolio
(formerly, Dreyfus
Variable Investment Fund
- Capital Appreciation
Portfolio)

Dreyfus Variable             0.00%    0.00%    13.81%
Investment Fund-Mid-Cap
Index Portfolio

Federated Insurance          0.00%    0.00%    -2.37%
Series-Federated Quality
Bond Fund II

Fidelity VIP Equity         14.46%   18.09%    13.32%
Income Portfolio:
Service Class

Fidelity VIP Growth         32.65%   29.16%    18.28%
Portfolio: Service Class

Fidelity VIP High Income     6.27%   10.36%    10.47%
Portfolio: Service Class

Fidelity VIP Overseas       20.94%   16.85%    10.45%
Portfolio: Service Class

Fidelity VIP II             25.52%    0.00%    27.20%
Contrafund Portfolio:
Service Class

Fidelity VIP III Growth     18.54%    0.00%    21.00%
Opportunities Portfolio:
Service Class

NSAT Capital                21.67%   23.86%    16.81%
Appreciation Fund

NSAT Government  Bond        4.84%    7.03%     8.20%
Fund

NSAT Money Market Fund       4.71%    4.82%     6.41%

NSAT Total Return Fund      17.32%   20.30%    15.32%

NSAT - J.P. Morgan NSAT      0.00%    0.00%     4.34%
Balanced Fund (formerly,
Nationwide Balanced Fund)

NSAT - Federated NSAT        0.00%    0.00%    15.89%
Equity Income Fund
(formerly, Nationwide
Equity Income Fund)

NSAT Nationwide Global       0.00%    0.00%    19.42%
50 Fund (formerly, NSAT
Nationwide Global Equity
Fund)

NSAT - Federated NSAT        0.00%    0.00%     4.80%
High Income Bond Fund
(formerly, Nationwide
High Income Bond Fund)

NSAT  - Dreyfus NSAT Mid     0.00%    0.00%    13.81%
Cap Index Fund
(formerly, Nationwide
Mid Cap Index Fund)
(formerly NSAT
Nationwide Select
Advisers Mid Cap Fund)

NSAT - MAS NSAT Multi        0.00%    0.00%     2.00%
Sector Bond Fund
(formerly, Nationwide
Multi Sector Bond Fund)

NSAT Nationwide Small        0.00%    0.00%  1 96.25%
Cap Growth Fund
(formerly, NSAT
Nationwide Select
Advisers Small Cap
Growth Fund)

NSAT Nationwide Small        0.00%    0.00%     9.14%
Cap Value Fund

NSAT Nationwide Small       19.04%    0.00%    22.74%
Company Fund

NSAT - Strong NSAT Mid       0.00%    0.00%    42.22%
Cap Growth Fund
(formerly, Nationwide
Strategic Growth Fund)

NSAT Nationwide              0.00%    0.00%    -0.91%
Strategic Value Fund

Neuberger Berman AMT         0.00%    0.00%    23.55%
Guardian Portfolio

Neuberger Berman AMT Mid     0.00%    0.00%    52.62%
Cap Growth Portfolio

Neuberger Berman AMT        13.21%   20.54%    17.03%
Partners Portfolio

Oppenheimer Variable        31.55%   29.19%    18.69%
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA

                                                  Annual Percentage                   Non annualized Percentage Change
                                                        Change
                              Fund     Unit                               1 mo     1 Yr    2 Yrs     3 Yrs.    5 yrs.  Inception
 UNDERLYING INVESTMENT     Inception  Values    1997     1998   1999       To       to       to        to        to       to
        OPTIONS              Date**  12/31/99                           12/31/99 12/31/99 12/31/99  12/31/99  12/31/99 12/31/99
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable        04/03/85   15.04   24.71%   26.19%   23.50%  14.83%   41.09%   74.27%   119.90%   273.15% 1 032.92%
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Growth Fund)

Oppenheimer Variable        07/05/95   10.84   31.99%   31.96%    4.28%   5.95%   21.22%   26.41%    66.82%      -      275.27%
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
(formerly, Oppenheimer
Growth & Income Fund)

The Universal               06/16/97    8.72    0.00%    0.00%  -28.66%   6.09%   28.86%   -8.07%      -         -       92.44%
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio
(formerly, Morgan
Stanley Dean Witter
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio)

Van Eck Worldwide           12/21/95   12.61   26.32%  -11.96%  -34.39%  26.04%   99.48%   30.87%    15.23%      -      144.09%
Insurance Trust -
Worldwide Emerging
Markets Fund

Van Eck Worldwide           09/01/89    8.25   17.59%   -2.07%  -31.24%   8.05%   20.52%  -17.14%   -18.86%      5.47   140.92%
Insurance Trust -
Worldwide Hard Assets
Fund

Warburg Pincus Trust-       10/31/97   10.52    0.00%    0.00%   11.68%   0.02%    5.82%   18.18%      -         -      122.70%
Value Portfolio
(formerly, Warburg
Pincus Trust - Growth &
Income Portfolio)

Warburg Pincus Trust -      06/30/95   13.59    9.54%   -2.65%    4.93%  12.30%   52.82%   60.35%    56.09%      -      183.11%
International  Equity
Portfolio

Warburg Pincus Trust -      09/30/96   14.76    0.00%   12.88%    6.08%  21.63%   62.85%   72.76%    95.03%      -      190.14%
Global Post-Venture
Capital Portfolio
(formerly, Warburg
Pincus Trust -
Post-Venture Capital
Portfolio)



                               Annualized Percentage
                                      Change
                            3 Yrs.    5 yrs.  Inception
 UNDERLYING INVESTMENT        to        to       To
        OPTIONS             12/31/99 12/31/99 12/31/99
---------------------------------------------------------
Oppenheimer Variable         30.04%   30.13%    17.16%
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Growth Fund)

Oppenheimer Variable         18.60%    0.00%    25.32%
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
(formerly, Oppenheimer
Growth & Income Fund)

The Universal                 0.00%    0.00%    -3.05%
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio
(formerly, Morgan
Stanley Dean Witter
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio)

Van Eck Worldwide             4.84%    0.00%     9.49%
Insurance Trust -
Worldwide Emerging
Markets Fund

Van Eck Worldwide            -6.73%    1.07%     3.38%
Insurance Trust -
Worldwide Hard Assets
Fund

Warburg Pincus Trust-         0.00%    0.00%     9.90%
Value Portfolio
(formerly, Warburg
Pincus Trust - Growth &
Income Portfolio)

Warburg Pincus Trust -       16.00%    0.00%    14.39%
International  Equity
Portfolio

Warburg Pincus Trust -       24.94%    0.00%    21.86%
Global Post-Venture
Capital Portfolio
(formerly, Warburg
Pincus Trust -
Post-Venture Capital
Portfolio)


The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.75% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.55% asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, the Janus Aspen Series Portfolio - Global Technology Portfolio: Service Shares and the Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no sub-account performance is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, the Strong Opportunity Fund II, Inc. and The Universal Institutional Funds, Inc.
- Mid Cap Growth Portfolio were
added to the variable account effective May 1, 2000. Therefore, no sub-account performance is available.


The NSAT - Gartmore NSAT Emerging Markets Fund, NSAT - Gartmore NSAT Global Technology and Communications Fund, NSAT - Gartmore NSAT International Growth Fund, and NSAT - Turner NSAT Growth Focu Fund were added to the variable account effective October 2, 2000. Therefore, no sub-account performance is available.

APPENDIX C:  PERFORMANCE SUMMARY INFORMATION (CVUL CONVERSION)

The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLES - TOTAL RETURN


                                                        ANNUAL PERCENTAGE           NON-ANNUALIZED PERCENTAGE CHANGE TO 12/31/1999
                                                               CHANGE

                                 FUND     UNIT
   UNDERLYING INVESTMENT      INCEPTION   VALUE     1997     1998     1999   1 MONTH  1 YEAR  2 YEARS   3 YEARS   5 YEARS  INCEPTION
          OPTIONS               DATE**   12/31/99
------------------------------------------------------------------------------------------------------------------------------------
Am Cent VP Balanced           05/01/1991   11.44   15.35%   15.31%    9.62%    3.97%   9.62%   26.41%    45.81%    96.61%    247.62%

Am Cent VP Income & Growth    10/30/1997   12.80    0.00%   26.36%   17.55%    5.92%  17.55%   48.53%     0.00%     0.00%    160.01%

Am Cent VP International      05/02/1994   15.96   18.16%   18.29%   63.39%   20.73%  63.39%   93.27%   128.36%   190.82%    275.55%

Am Cent VP Value              05/01/1996    9.26   25.58%    4.39%   -1.25%   -1.03%  -1.25%    3.09%    29.46%     0.00%    144.98%

Dreyfus Investment            04/30/1999   12.92    0.00%    0.00%    0.00%   15.73%   0.00%    0.00%     0.00%     0.00%    128.86%
Portfolios - European
Equity Portfolio

The Dreyfus Socially          10/06/1993   14.44   27.92%   28.86%   29.56%    8.50%  29.56%   66.96%   113.58%   245.62%    374.72%
Responsible Growth Fund,
Inc.

Dreyfus Stock Index Fund,     09/29/1989   13.25   32.43%   27.70%   20.12%    5.82%  20.12%   53.40%   103.14%   237.75%    500.27%
Inc.

Dreyfus VIF Appreciation      04/05/1993   12.24   27.55%   29.70%   11.01%    2.42%  11.01%   43.98%    83.64%   205.45%    333.63%
Portfolio

Dreyfus VIF Growth & Income   05/02/1994   11.57   15.75%   11.37%   16.42%    5.82%  16.42%   29.66%    50.08%   191.12%    286.81%
Portfolio

Federated Insurance Series    05/03/1999    9.84    0.00%    0.00%    0.00%   -0.44%   0.00%    0.00%     0.00%     0.00%     98.43%
- Federated Quality Bond
Fund II

Fidelity VIP Equity Income    10/09/1986   10.48   27.54%   11.10%    5.83%    0.99%   5.83%   17.57%    49.96%   129.67%    522.61%
Portfolio: Initial Class

Fidelity VIP Growth           10/09/1986   16.48   22.95%   38.82%   36.74%   10.05%  36.74%   89.82%   133.40%   259.50%    921.28%
Portfolio: Initial Class

Fidelity VIP High Income      09/19/1985    9.69   17.11%   -4.81%   7.64%     2.23%   7.64%    2.47%    20.00%    63.72%    414.44%
Portfolio: Initial Class

Fidelity VIP Overseas         01/28/1987   13.49   11.11%   12.19%   41.89%   11.58%  41.89%   59.19%    76.87%   117.88%    361.29%
Portfolio: Initial Class

Fidelity VIP II Asset         09/01/1989   11.91   20.18%   14.60%   10.65%    4.15%  10.65%   26.80%    52.38%   102.64%    332.71%
Manager Portfolio: Initial
Class

Fidelity VIP II Contrafund    01/03/1995   14.02   23.58%   29.42%   23.65%    8.87%  23.65%   60.03%    97.77%     0.00%    332.32%
Portfolio: Initial Class

Fidelity VIP III Growth       01/03/1995   11.67   29.43%   24.01%    3.77%    2.31%   3.77%   28.68%    66.55%     0.00%    258.97%
Opportunities: Initial Class

NSAT - Capital Appreciation   04/15/1992   11.62   33.96%   29.45%    3.86%   -1.27%   3.86%   34.44%    80.10%   191.51%    331.35%
Fund

NSAT - Government Bond Fund   11/08/1982   10.37    9.23%    8.47%   -2.74%   -0.80%  -2.74%    5.50%    15.24%    40.48%    386.07%

NSAT - Money Market Fund      11/10/1981   10.78    4.85%    4.86%    4.43%    0.42%   4.43%    9.50%    14.81%    26.52%    308.47%

NSAT - Total Return Fund      11/08/1982   10.81   28.91%   17.60%    6.52%   -0.11%   6.52%   25.27%    61.48%   151.97%   1150.96%

NSAT - Dreyfus NSAT Mid Cap   10/31/1997   11.83    0.00%   10.37%   20.44%    5.73%  20.44%   32.92%     0.00%     0.00%    132.36%
Index Fund

NSAT - Federated NSAT         10/31/1997   12.49    0.00%   14.67%   18.02%    5.01%  18.02%   35.34%     0.00%     0.00%    137.64%
Equity Income Fund

NSAT - Federated NSAT High    10/31/1997   10.33    0.00%    5.37%    2.78%    0.94%   2.78%    8.30%     0.00%     0.00%    110.70%
Income Bond Fund

NSAT - J.P. Morgan NSAT       10/31/1997   10.06    0.00%    7.64%    0.47%   -1.13%   0.47%    8.14%     0.00%     0.00%    109.64%
Balanced Fund

NSAT - MAS NSAT Multi         10/31/1997   10.11    0.00%    2.19%    1.15%    0.96%   1.15%    3.37%     0.00%     0.00%    104.37%
Sector Bond Fund

NSAT - Nationwide Global 50   10/31/1997   12.70    0.00%   18.66%   22.43%    6.95%  22.43%   45.28%     0.00%     0.00%    146.89%
Fund

NSAT - Nationwide Small Cap   05/03/1999   20.45    0.00%    0.00%    0.00%   27.77%   0.00%    0.00%     0.00%     0.00%    204.47%
Growth Fund

NSAT - Nationwide Small Cap   10/31/1997   10.93    0.00%   -3.45%   27.33%    7.30%  27.33%   22.93%     0.00%     0.00%    120.87%
Value Fund

NSAT - Nationwide Small       10/23/1995   12.99   16.88%    0.61%   43.45%   15.54%  43.45%   44.31%    68.68%     0.00%    235.84%
Company Fund

NSAT - Strong NSAT Mid Cap    10/31/1997   19.36    0.00%   14.14%   84.02%   17.06%  84.02%  110.03%     0.00%     0.00%    214.50%
Growth Fund

Neuberger Berman AMT -        09/10/1984   37.60   28.50%   15.07%   49.82%   20.11%  49.82%   72.39%   121.52%   215.97%    931.89%
Growth Portfolio

Neuberger Berman AMT -        11/03/1997   10.69    0.00%   31.14%   14.47%    3.56%  14.47%   50.12%     0.00%     0.00%    157.83%
Guardian Portfolio

Neuberger Berman AMT -        09/10/1984   11.46    6.32%    3.98%    1.07%   -0.03%   1.07%    5.09%    11.73%    28.26%    284.08%
Limited Maturity Bond
Portfolio

Neuberger Berman AMT - Mid    11/03/1997   17.31    0.00%   38.73%   53.28%   20.44%  53.28%  112.64%     0.00%     0.00%    249.05%
Cap Growth Portfolio

Neuberger Berman AMT -        03/22/1994    9.99   30.73%    3.79%    6.94%    3.39%   6.94%   11.00%    45.10%   154.53%    247.91%
Partners Portfolio

Oppenheimer Variable          08/15/1986   17.71   11.23%   11.91%   82.87%   19.23%  82.87%  104.66%   127.65%   259.85%    989.70%
Account Funds - Oppenheimer
Agrressive Growth Fund/VA

Oppenheimer Variable          04/03/1985   13.32    8.82%    6.38%   -1.91%   -0.64%  -1.91%    4.34%    13.55%    38.12%    330.17%
Account Funds - Oppenheimer
Bond Fund/VA

Oppenheimer Variable          04/03/1985   15.04   26.19%   23.50%   41.09%   14.83%  41.09%   74.25%   119.90%   273.22%   1032.92%
Account Funds - Oppenheimer
Capital Appreciation Fund/VA


                                       ANNUALIZED
                                   PERCENTAGE CHANGE


   UNDERLYING INVESTMENT       3 YEARS  5 YEARS  INCEPTION
          OPTIONS
-----------------------------------------------------------
Am Cent VP Balanced             13.40%  14.48%   11.03%

Am Cent VP Income & Growth       0.00%   0.00%   24.20%

Am Cent VP International        31.69%  23.80%   19.61%

Am Cent VP Value                 8.99%   0.00%   10.67%

Dreyfus Investment               0.00%   0.00%   46.27%
Portfolios - European
Equity Portfolio

The Dreyfus Socially            28.78%  28.15%   23.60%
Responsible Growth Fund,
Inc.

Dreyfus Stock Index Fund,       26.65%  27.56%   17.00%
Inc.

Dreyfus VIF Appreciation        22.46%  25.02%   19.59%
Portfolio

Dreyfus VIF Growth & Income     14.49%  23.83%   20.46%
Portfolio

Federated Insurance Series       0.00%   0.00%   -2.37%
- Federated Quality Bond
Fund II

Fidelity VIP Equity Income      14.46%  18.09%   13.32%
Portfolio: Initial Class

Fidelity VIP Growth             32.65%  29.16%   18.28%
Portfolio: Initial Class

Fidelity VIP High Income         6.27%  10.36%   10.47%
Portfolio: Initial Class

Fidelity VIP Overseas           20.94%  16.85%   10.45%
Portfolio: Initial Class

Fidelity VIP II Asset           15.07%  15.17%   12.34%
Manager Portfolio: Initial
Class

Fidelity VIP II Contrafund      25.52%   0.00%   27.20%
Portfolio: Initial Class

Fidelity VIP III Growth         18.54%   0.00%   21.00%
Opportunities: Initial Class

NSAT - Capital Appreciation     21.67%  23.86%   16.81%
Fund

NSAT - Government Bond Fund      4.84%   7.03%    8.20%

NSAT - Money Market Fund         4.71%   4.82%    6.41%

NSAT - Total Return Fund        17.32%  20.30%   15.32%

NSAT - Dreyfus NSAT Mid Cap      0.00%   0.00%   13.81%
Index Fund

NSAT - Federated NSAT            0.00%   0.00%   15.89%
Equity Income Fund

NSAT - Federated NSAT High       0.00%   0.00%    4.80%
Income Bond Fund

NSAT - J.P. Morgan NSAT          0.00%   0.00%    4.34%
Balanced Fund

NSAT - MAS NSAT Multi            0.00%   0.00%    2.00%
Sector Bond Fund

NSAT - Nationwide Global 50      0.00%   0.00%   19.42%
Fund

NSAT - Nationwide Small Cap      0.00%   0.00%  196.25%
Growth Fund

NSAT - Nationwide Small Cap      0.00%   0.00%    9.14%
Value Fund

NSAT - Nationwide Small         19.04%   0.00%   22.74%
Company Fund

NSAT - Strong NSAT Mid Cap       0.00%   0.00%   42.22%
Growth Fund

Neuberger Berman AMT -          30.36%  25.87%   15.70%
Growth Portfolio

Neuberger Berman AMT -           0.00%   0.00%   23.55%
Guardian Portfolio

Neuberger Berman AMT -           3.77%   5.10%    7.06%
Limited Maturity Bond
Portfolio

Neuberger Berman AMT - Mid       0.00%   0.00%   52.62%
Cap Growth Portfolio

Neuberger Berman AMT -          13.21%  20.54%   17.03%
Partners Portfolio

Oppenheimer Variable            31.55%  29.19%   18.69%
Account Funds - Oppenheimer
Agrressive Growth Fund/VA

Oppenheimer Variable             4.33%   6.67%    8.44%
Account Funds - Oppenheimer
Bond Fund/VA

Oppenheimer Variable            30.04%  30.13%   17.16%
Account Funds - Oppenheimer
Capital Appreciation Fund/VA

                                                        ANNUAL PERCENTAGE           NON-ANNUALIZED PERCENTAGE CHANGE TO 12/31/1999
                                                               CHANGE

                                 FUND     UNIT
   UNDERLYING INVESTMENT      INCEPTION   VALUE     1997     1998     1999   1 MONTH  1 YEAR  2 YEARS   3 YEARS   5 YEARS  INCEPTION
          OPTIONS               DATE**   12/31/99

Oppenheimer Variable          07/05/1995   10.84    31.96%    4.28%   21.22%   5.95%  21.22%   26.42%    66.82%    0.00%    275.27%
Account Funds - Oppenheimer
Main Street Growth & Income
Fund/VA

Oppenheimer Variable          02/09/1987   15.77    16.76%    6.23%   11.36%   3.89%  11.36%   18.29%    38.12%   92.06%    390.76%
Account Funds - Oppenheimer
Multiple Strategies Fund/VA

Strong Variable Insurance     05/08/1992    8.42    10.95%    6.83%   4.67%   16.09%   4.67%   11.82%    24.06%   67.83%    208.77%
Funds, Inc. - Discovery
Fund II, Inc.
Strong Variable Insurance     10/20/1995    6.93   -13.87%   -5.16%   86.49%  20.51%  86.49%   76.86%    52.34%    0.00%    171.73%
Funds, Inc. - International
Stock Fund II

The Universal Institutional   06/16/1997    8.72     0.00%  -28.66%   28.86%   6.09%  28.86%   -8.08%     0.00%    0.00%     92.44%
Funds, Inc. - Emerging Mkts
Debt Portfolio
The Universal Institutional   07/03/1995    8.59    20.99%  -11.97%   -3.76%   3.48%  -3.76%  -15.28%     2.50%    0.00%    155.13%
Funds, Inc. - U.S. Real
Estate Portfolio
Van Eck Worldwide Insurance   09/01/1989    6.62     1.98%   12.31%   -8.19%   0.25%  -8.19%    3.11%     5.15%   25.45%    164.15%
Trust - Worldwide Bond Fund
Van Eck Worldwide Insurance   12/21/1995   12.61   -11.96%  -34.39%   99.48%  26.04%  99.48%   30.87%    15.23%    0.00%    144.09%
Trust - Worldwide Emerging
Markets Fund
Van Eck Worldwide Insurance   09/01/1989    8.25    -2.07%  -31.24%   20.52%   8.05%  20.52%  -17.14%   -18.85%    5.49%    140.92%
Trust - Worldwide Hard
Assets Fund
Warburg Pincus Trust -        09/30/1996   14.76    12.88%    6.08%   62.85%  21.63%  62.85%   72.75%    95.01%    0.00%    190.14%
Global Post Venture Capital
Portfolio
Warburg Pincus Trust -        06/30/1995   13.59    -2.65%    4.93%   52.82%  12.30%  52.82%   60.35%    56.10%    0.00%    183.11%
International Equity
Portfolio
Warburg Pincus Trust -        06/30/1995   10.73    15.19%   -3.24%   68.43%  22.78%  68.43%   62.97%    87.72%    0.00%    265.93%
Small Company Growth
Portfolio

                                         ANNUALIZED
                                      PERCENTAGE CHANGE


   UNDERLYING INVESTMENT        3 YEARS  5 YEARS  INCEPTION
          OPTIONS

Oppenheimer Variable            18.60%   0.00%     25.32%
Account Funds - Oppenheimer
Main Street Growth & Income
Fund/VA

Oppenheimer Variable            11.37%  13.94%     11.15%
Account Funds - Oppenheimer
Multiple Strategies Fund/VA

Strong Variable Insurance        7.45%  10.91%     10.11%
Funds, Inc. - Discovery
Fund II, Inc.
Strong Variable Insurance       15.06%   0.00%     13.75%
Funds, Inc. - International
Stock Fund II

The Universal Institutional      0.00%   0.00%     -3.05%
Funds, Inc. - Emerging Mkts
Debt Portfolio
The Universal Institutional      0.83%   0.00%     10.27%
Funds, Inc. - U.S. Real
Estate Portfolio
Van Eck Worldwide Insurance      1.69%   4.64%      4.91%
Trust - Worldwide Bond Fund
Van Eck Worldwide Insurance      4.84%   0.00%      9.49%
Trust - Worldwide Emerging
Markets Fund
Van Eck Worldwide Insurance     -6.73%   1.07%      3.38%
Trust - Worldwide Hard
Assets Fund
Warburg Pincus Trust -          24.94%   0.00%     21.86%
Global Post Venture Capital
Portfolio
Warburg Pincus Trust -          16.00%   0.00%     14.39%
International Equity
Portfolio
Warburg Pincus Trust -          23.36%   0.00%     24.28%
Small Company Growth
Portfolio

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.75% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.55% asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, the Janus Aspen Series Portfolio - Global Technology Portfolio: Service Shares and the Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no sub-account performance is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, the Strong Opportunity Fund II, Inc. and The Universal Institutional Funds, Inc.
- Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no sub-account performance is available.

The NSAT - Gartmore NSAT Emerging Markets Fund, NSAT - Gartmore NSAT Global Technology and Communications Fund, NSAT - Gartmore NSAT International Growth Fund, and NSAT - Turner NSAT Growth Focu Fund were added to the variable account effective October 2, 2000. Therefore, no sub-account performance is available.

                          Independent Auditors' Report
                          ----------------------------

The Board of Directors of Nationwide Life and Annuity Insurance Company and
     Contract Owners of Nationwide VL Separate Account-C:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statement of operations and changes in contract owners' equity for the year ended December 31, 1999 and the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for the year ended December 31, 1999 and the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999


ASSETS:

   Investments at market value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         723,161 shares (cost $5,256,129) ...................................................  $ 5,785,285
      American Century VP - American Century VP International (ACVPInt)
         259,483 shares (cost $2,279,655) ...................................................    3,243,532
      American Century VP - American Century VP Value (ACVPValue)
         53,079 shares (cost $312,373) ......................................................      315,821
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         2,785 shares (cost $98,586) ........................................................      108,801
      Dreyfus Stock Index Fund (DryStkIx)
         830,508 shares (cost $28,441,149) ..................................................   31,933,019
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         36,862 shares (cost $1,417,295) ....................................................    1,469,698
      Dreyfus VIF - European Equity Portfolio (DryEuroEq)
         18,465 shares (cost $288,105) ......................................................      294,701
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         66,376 shares (cost $1,658,561) ....................................................    1,703,206
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
         181,425 shares (cost $8,298,921) ...................................................    9,942,107
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
         122,797 shares (cost $1,348,100) ...................................................    1,385,152
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         58,174 shares (cost $1,349,326) ....................................................    1,592,793
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         115,637 shares (cost $2,938,135) ...................................................    3,365,048
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         108,122 shares (cost $2,439,121) ...................................................    2,499,787
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         8,967 shares (cost $65,649) ........................................................       61,959
      Nationwide SAT - Balanced Fund (NSATBal)
         72,828 shares (cost $788,005) ......................................................      750,860
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         82,003 shares (cost $2,246,094) ....................................................    2,108,290
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         3,993 shares (cost $49,666) ........................................................       54,029
      Nationwide SAT - Global Equity Fund (NSATGlobEq)
         79,979 shares (cost $1,037,981) ....................................................    1,110,914
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,373,738 shares (cost $15,062,651) ................................................   14,822,636
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         17,724 shares (cost $172,397) ......................................................      168,731
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         18,625,223 shares (cost $18,625,223) ...............................................   18,625,223



      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         46,383 shares (cost $437,374) ..................................................        434,609
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         47,756 shares (cost $595,172) ..................................................        588,356
      Nationwide SAT - Small Cap Growth Fund (NSATSmCapGr)
         134,568 shares (cost $1,646,768) ...............................................      2,649,634
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         18,295 shares (cost $180,947) ..................................................        177,824
      Nationwide SAT - Small Company Fund (NSATSmCo)
         119,920 shares (cost $2,152,155) ...............................................      2,652,624
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         45,624 shares (cost $824,398) ..................................................        932,551
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         74,463 shares (cost $686,682) ..................................................        700,697
      Nationwide SAT - Total Return Fund (NSATTotRe)
         7,565 shares (cost $144,965) ...................................................        142,294
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         52,017 shares (cost $784,997) ..................................................        824,464
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         30,840 shares (cost $557,690) ..................................................        749,412
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         52,914 shares (cost $1,029,191) ................................................      1,039,223
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGr)
         47,282 shares (cost $3,158,836) ................................................      3,891,784
      Oppenheimer VAF - Growth Fund (OppGro)
         56,671 shares (cost $2,340,115) ................................................      2,824,476
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         21,466 shares (cost $498,326) ..................................................        528,714
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         33,816 shares (cost $332,236) ..................................................        482,222
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         28,749 shares (cost $301,426) ..................................................        315,085
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         36,090 shares (cost $441,693) ..................................................        446,439
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         32,459 shares (cost $406,095) ..................................................        385,936
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         25,965 shares (cost $317,697) ..................................................        433,620
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         33,744 shares (cost $502,928) ..................................................        649,900
                                                                                           -------------
            Total investments ...........................................................    122,191,456

   Accounts receivable ..................................................................          -
                                                                                           -------------
            Total assets ................................................................    122,191,456

Accounts Payable ........................................................................          9,645
                                                                                           -------------
Contract owners' equity (note 6) ........................................................  $ 122,181,811
                                                                                           =============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                  TOTAL                         ACVPincGr                ACVPint
                                                      -----------------------------   -----------------------------   --------------
                                                           1999            1998            1999            1998            1999
                                                      -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   1,347,823         167,299             165           2,209               -
  Mortality and expense charges (note 3)...........        (268,225)        (23,151)         (8,955)           (336)         (6,057)
                                                      -------------   -------------   -------------   -------------   -------------
    Net investment activity........................       1,079,598         144,148          (8,790)          1,873          (6,057)
                                                      -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold............     103,737,887       3,278,422       1,354,371          18,460       1,371,292
  Cost of mutual fund shares sold..................     (99,106,410)     (3,254,787)     (1,249,864)        (16,283)     (1,113,862)
                                                      -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments............       4,631,477          23,635         104,507           2,177         257,430
  Change in unrealized gain (loss) on investments .       8,306,165       2,372,478         474,730          54,426         933,102
                                                      -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments.................      12,937,642       2,396,113         579,237          56,603       1,190,532
                                                      -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains.........................       1,145,941          23,462               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........      15,163,181       2,563,723         570,447          58,476       1,184,475
                                                      -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................      87,966,089      24,823,406       3,408,223         375,552       1,786,884
  Transfers between funds..........................               -               -       1,403,101          33,816          31,974
  Surrenders.......................................      (5,053,930)              -               -               -               -
  Policy loans (net of repayments) (note 4)........               -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..............................      (2,792,788)       (487,870)        (59,929)         (8,540)        (76,149)
                                                      -------------   -------------   -------------   -------------   -------------
      Net equity transactions......................      80,119,371      24,335,536       4,751,395         400,828       1,742,709
                                                      -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      95,282,552      26,899,259       5,321,842         459,304       2,927,184
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD........      26,899,259               -         459,304               -         306,135
                                                      -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............   $ 122,181,811      26,899,259       5,781,146         459,304       3,233,319
                                                      =============   =============   =============   =============   =============



                                                        ACVPint                ACVPValue
                                                     --------------  ------------------------------
                                                          1998             1999            1998
                                                     --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................               -           1,471               -
  Mortality and expense charges (note 3)...........            (196)           (979)            (77)
                                                     --------------  --------------   -------------
    Net investment activity........................            (196)            492             (77)
                                                     --------------  --------------   -------------

  Proceeds from mutual fund shares sold............               -         531,207             960
  Cost of mutual fund shares sold..................               -        (559,656)           (886)
                                                     --------------  --------------   -------------
    Realized gain (loss) on investments............               -         (28,449)             74
  Change in unrealized gain (loss) on investments .          30,775          (1,755)          5,204
                                                     --------------  --------------   -------------
    Net gain (loss) on investments.................          30,775         (30,204)          5,278
                                                     --------------  --------------   -------------
  Reinvested capital gains.........................               -          13,940               -
                                                     --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........          30,579         (15,772)          5,201
                                                     --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................         232,301         135,463          77,512
  Transfers between funds..........................          48,928         108,543          14,883
  Surrenders.......................................               -               -               -
  Policy loans (net of repayments) (note 4)........               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..............................          (5,673)         (8,529)         (1,490)
                                                     --------------  --------------   -------------
      Net equity transactions......................         275,556         235,477          90,905
                                                     --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............         306,135         219,705          96,106
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD........               -          96,106               -
                                                     --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............         306,135         315,811          96,106
                                                     ==============  ==============   =============

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                               DrySRGro                        DryStkix                DryCapAp
                                                     -----------------------------   -----------------------------   --------------
                                                         1999            1998            1999            1998            1999
                                                     -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................  $          13              13         258,829          16,440           7,948
  Mortality and expense charges (note 3)...........           (448)             (5)        (81,140)         (4,323)         (4,651)
                                                     -------------   -------------   -------------   -------------   -------------
    Net investment activity........................           (435)              8         177,689          12,117           3,297
                                                     -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold............        224,745             403       3,342,223          74,709       1,453,876
  Cost of mutual fund shares sold..................       (218,557)           (360)     (2,441,535)        (68,241)     (1,373,176)
                                                     -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments............          6,188              43         900,688           6,468          80,700
  Change in unrealized gain (loss) on investments .          9,379             836       2,590,489         901,380          28,294
                                                     -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments.................         15,567             879       3,491,177         907,848         108,994
                                                     -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains.........................          3,622             287         210,845           4,384           5,329
                                                     -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........         18,754           1,174       3,879,711         924,349         117,620
                                                     -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................        243,046           4,085      12,869,361       1,344,322         968,279
  Transfers between funds..........................       (154,045)          3,639       9,841,358       3,839,399         146,912
  Surrenders.......................................              -               -               -               -               -
  Policy loans (net of repayments) (note 4)........              -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..............................         (7,180)           (628)       (718,132)        (65,383)        (65,802)
                                                     -------------   -------------   -------------   -------------   -------------
      Net equity transactions......................         81,821           7,096      21,992,587       5,118,338       1,049,389
                                                     -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        100,575           8,270      25,872,298       6,042,687       1,167,009
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          8,270               -       6,042,687               -         300,742
                                                     -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............  $     108,845           8,270      31,914,985       6,042,687       1,467,751
                                                     =============   =============   =============   =============   =============

                                                      DryCapAp                DryEuroEq
                                                    -------------   ------------------------------
                                                        1998             1999            1998
                                                    --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          1,424             602               -
  Mortality and expense charges (note 3)...........           (168)            (35)              -
                                                    --------------  --------------   -------------
    Net investment activity........................          1,256             567               -
                                                    --------------  --------------   -------------

  Proceeds from mutual fund shares sold............         18,997              18               -
  Cost of mutual fund shares sold..................        (16,543)            (18)              -
                                                    --------------  --------------   -------------
    Realized gain (loss) on investments............          2,454               -               -
  Change in unrealized gain (loss) on investments .         24,110           6,597               -
                                                    --------------  --------------   -------------
    Net gain (loss) on investments.................         26,564           6,597               -
                                                    --------------  --------------   -------------
  Reinvested capital gains.........................              -           2,828               -
                                                    --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........         27,820           9,992               -
                                                    --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................        254,590          13,600               -
  Transfers between funds..........................         26,358         271,115               -
  Surrenders.......................................              -               -               -
  Policy loans (net of repayments) (note 4)........              -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..............................         (8,026)              -               -
                                                    --------------  --------------   -------------
      Net equity transactions......................        272,922         284,715               -
                                                    --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        300,742         294,707               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......              -               -               -
                                                    --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............        300,742         294,707               -
                                                    ==============  ==============   =============

                                                                   (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                FidVIPEIS                       FidVIPGrS              FidVIPHiS
                                                     -----------------------------   -----------------------------   -------------
                                                          1999             1998            1999            1998            1999
                                                     -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................. $         148               -           2,889               -          96,332
  Mortality and expense charges (note 3)............        (1,161)             (7)        (19,541)           (835)         (8,494)
                                                     -------------   -------------   -------------   -------------   -------------
    Net investment activity.........................        (1,013)             (7)        (16,652)           (835)         87,838
                                                     -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold.............       599,706             238       2,813,504          10,989       5,782,461
  Cost of mutual fund shares sold...................      (623,654)           (216)     (2,273,564)        (10,235)     (5,756,236)
                                                     -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments.............       (23,948)             22         539,940             754          26,225
  Change in unrealized gain (loss) on investments ..        43,792             853       1,464,627         178,559         (19,736)
                                                     -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments..................        19,844             875       2,004,567         179,313           6,489
                                                     -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains..........................           327               -         181,621               -           3,601
                                                     -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............        19,158             868       2,169,536         178,478          97,928
                                                     -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................        44,304           3,459       4,819,460         877,191       2,599,667
  Transfers between funds...........................     1,641,238           5,196       1,504,855         536,214      (2,163,505)
  Surrenders........................................             -               -               -               -               -
  Policy loans (net of repayments) (note 4) ........             -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............................       (10,618)           (369)       (127,696)        (15,006)       (156,897)
                                                     -------------   -------------   -------------   -------------   -------------
      Net equity transactions.......................     1,674,924           8,286       6,196,619       1,398,399         279,265
                                                     -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............     1,694,082           9,154       8,366,155       1,576,877         377,193
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........         9,154               -       1,576,877               -         957,639
                                                     -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............... $   1,703,236           9,154       9,943,032       1,576,877       1,334,832
                                                     =============   =============   =============   =============   =============

                                                         FidVIPHiS                FidVIPOvS
                                                       --------------  ------------------------------
                                                             1998             1999            1998
                                                       --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................              -          10,719               -
  Mortality and expense charges (note 3)..............           (736)         (3,409)           (415)
                                                       --------------  --------------   -------------
    Net investment activity...........................           (736)          7,310            (415)
                                                       --------------  --------------   -------------

  Proceeds from mutual fund shares sold...............         26,665       1,042,748          35,291
  Cost of mutual fund shares sold.....................        (25,810)       (902,237)        (31,093)
                                                       --------------  --------------   -------------
    Realized gain (loss) on investments...............            855         140,511           4,198
  Change in unrealized gain (loss) on investments ....         56,789         194,669          48,798
                                                       --------------  --------------   -------------
    Net gain (loss) on investments....................         57,644         335,180          52,996
                                                       --------------  --------------   -------------
  Reinvested capital gains............................              -          17,288               -
                                                       --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..............         56,908         359,778          52,581
                                                       --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................................        797,529         359,166         322,715
  Transfers between funds.............................        126,690         586,388         302,240
  Surrenders..........................................              -        (346,670)              -
  Policy loans (net of repayments) (note 4) ..........              -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).................................        (23,488)        (34,454)         (9,108)
                                                       --------------  --------------   -------------
      Net equity transactions.........................        900,731         564,430         615,847
                                                       --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY.................        957,639         924,208         668,428
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..........              -         668,428               -
                                                       --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.................        957,639       1,592,636         668,428
                                                       ==============  ==============   =============

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                FidVIPCon                      FidVIPGrOp                MSEmMkt
                                                      -----------------------------   -----------------------------   -------------
                                                           1999            1998            1999            1998            1999
                                                      -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................  $       6,774               -           3,879               -           7,684
  Mortality and expense charges (note 3)............        (10,620)           (860)         (5,343)           (220)           (556)
                                                      -------------   -------------   -------------   -------------   -------------
    Net investment activity.........................         (3,846)           (860)         (1,464)           (220)          7,128
                                                      -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold.............      2,968,067          24,885       2,065,595           3,540         740,841
  Cost of mutual fund shares sold...................     (2,563,227)        (23,083)     (2,005,010)         (3,522)       (711,991)
                                                      -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments.............        404,840           1,802          60,585              18          28,850
  Change in unrealized gain (loss) on investments ..        221,798         205,114          18,884          41,781           2,243
                                                      -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments..................        626,638         206,916          79,469          41,799          31,093
                                                      -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains..........................         49,679               -           7,581               -               -
                                                      -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............        672,471         206,056          85,586          41,579          38,221
                                                      -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................      1,834,169       1,010,459       1,137,493          39,353         116,046
  Transfers between funds...........................       (277,061)         83,425       1,413,659         315,460        (176,939)
  Surrenders........................................              -               -        (480,497)              -               -
  Policy loans (net of repayments) (note 4) ........              -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............................       (134,004)        (29,838)        (71,145)         (3,286)         (6,107)
                                                      -------------   -------------   -------------   -------------   -------------
      Net equity transactions.......................      1,423,104       1,064,046       1,999,510         351,527         (67,000)
                                                      -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............      2,095,575       1,270,102       2,085,096         393,106         (28,779)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........      1,270,102               -         393,106               -          90,735
                                                      -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............  $   3,365,677       1,270,102       2,478,202         393,106          61,956
                                                      =============   =============   =============   =============   =============

                                                         MSEmMkt                  NSATBal
                                                      --------------  ------------------------------
                                                           1998             1999            1998
                                                      --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................          10,770          23,069             579
  Mortality and expense charges (note 3)............             (72)         (2,415)            (39)
                                                      --------------  --------------   -------------
    Net investment activity.........................          10,698          20,654             540
                                                      --------------  --------------   -------------

  Proceeds from mutual fund shares sold.............           3,311         547,597          10,977
  Cost of mutual fund shares sold...................          (3,263)       (547,511)        (10,455)
                                                      --------------  --------------   -------------
    Realized gain (loss) on investments.............              48              86             522
  Change in unrealized gain (loss) on investments ..          (5,933)        (38,013)            868
                                                      --------------  --------------   -------------
    Net gain (loss) on investments..................          (5,885)        (37,927)          1,390
                                                      --------------  --------------   -------------
  Reinvested capital gains..........................               -             106             221
                                                      --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............           4,813         (17,167)          2,151
                                                      --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................          76,358         440,636          64,453
  Transfers between funds...........................          10,866         372,074          16,856
  Surrenders........................................               -         (92,593)              -
  Policy loans (net of repayments) (note 4) ........               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............................          (1,302)        (33,872)         (2,533)
                                                      --------------  --------------   -------------
      Net equity transactions.......................          85,922         686,245          78,776
                                                      --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............          90,735         669,078          80,927
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........               -          80,927               -
                                                      --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............          90,735         750,005          80,927
                                                      ==============  ==============   =============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                             NSATCapAp                       NSATEqinc               NSATGLobEq
                                                   -----------------------------   -----------------------------   -------------
                                                        1999            1998            1999            1998            1999
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................... $      11,330             864             373               -             757
  Mortality and expense charges (note 3).........         (5,775)           (308)           (518)              -          (1,632)
                                                   -------------   -------------   -------------   -------------   -------------
    Net investment activity......................          5,555             556            (145)              -            (875)
                                                   -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..........      1,154,145          39,188         212,638               -         111,896
  Cost of mutual fund shares sold................     (1,109,478)        (35,989)       (204,435)              -        (112,521)
                                                   -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..........         44,667           3,199           8,203               -            (625)
  Change in unrealized gain (loss) on investments       (170,272)         32,468           4,363               -          72,567
                                                   -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments...............       (125,605)         35,667          12,566               -          71,942
                                                   -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains.......................        154,726          11,909              44               -          34,111
                                                   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........         34,676          48,132          12,465               -         105,178
                                                   -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................      1,295,042         469,254          45,293               -         394,087
  Transfers between funds........................        388,125         (26,553)          2,148               -         626,801
  Surrenders.....................................              -               -               -               -               -
  Policy loans (net of repayments) (note 4) .....              -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)............................        (79,717)        (19,108)         (6,008)              -         (17,581)
                                                   -------------   -------------   -------------   -------------   -------------
      Net equity transactions....................      1,603,450         423,593          41,433               -       1,003,307
                                                   -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............      1,638,126         471,725          53,898               -       1,108,485
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        471,725               -               -               -           2,480
                                                   -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $   2,109,851         471,725          53,898               -       1,110,965
                                                   =============   =============   =============   =============   =============

                                                     NSATGLobEq               NSATGvtBd
                                                   --------------  ------------------------------
                                                        1998             1999            1998
                                                   --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              5         313,001           7,625
  Mortality and expense charges (note 3).........              (3)        (17,310)           (306)
                                                   --------------  --------------   -------------
    Net investment activity......................               2         295,691           7,319
                                                   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..........              43       5,092,894           1,249
  Cost of mutual fund shares sold................             (37)     (5,283,703)         (1,246)
                                                   --------------  --------------   -------------
    Realized gain (loss) on investments..........               6        (190,809)              3
  Change in unrealized gain (loss) on investments             365        (231,270)         (8,745)
                                                   --------------  --------------   -------------
    Net gain (loss) on investments...............             371        (422,079)         (8,742)
                                                   --------------  --------------   -------------
  Reinvested capital gains.......................              17          14,887           2,401
                                                   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........             390        (111,501)            978
                                                   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................             259       4,044,848         314,799
  Transfers between funds........................           1,883      10,618,629         195,168
  Surrenders.....................................               -         (90,452)              -
  Policy loans (net of repayments) (note 4) .....               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)............................             (52)       (157,585)         (6,117)
                                                   --------------  --------------   -------------
      Net equity transactions....................           2,090      14,415,440         503,850
                                                   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............           2,480      14,303,939         504,828
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....               -         504,828               -
                                                   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............           2,480      14,808,767         504,828
                                                   ==============  ==============   =============

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                               NSATHIncBd                      NSATMyMkt                NSATMSecBd
                                                      -----------------------------   -----------------------------   --------------
                                                           1999            1998            1999            1998            1999
                                                      -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................  $      21,764           1,789         521,656         116,826          24,983
  Mortality and expense charges (note 3)............         (1,034)            (86)        (43,048)        (10,114)         (1,562)
                                                      -------------   -------------   -------------   -------------   -------------
    Net investment activity.........................         20,730           1,703         478,608         106,712          23,421
                                                      -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold.............        932,935          17,430      50,454,233       2,917,122         841,356
  Cost of mutual fund shares sold...................       (944,309)        (16,738)    (50,454,233)     (2,917,122)       (855,987)
                                                      -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments.............        (11,374)            692               -               -         (14,631)
  Change in unrealized gain (loss) on investments ..         (6,600)          2,935               -               -          (3,411)
                                                      -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments..................        (17,974)          3,627               -               -         (18,042)
                                                      -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains..........................            114               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............          2,870           5,330         478,608         106,712           5,379
                                                      -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................        192,247         138,276      42,289,121      14,686,986         357,691
  Transfers between funds...........................       (153,800)          3,992     (30,435,129)     (7,412,730)       (234,720)
  Surrenders........................................              -               -        (229,248)              -               -
  Policy loans (net of repayments) (note 4) ........              -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............................        (14,343)         (2,423)       (526,025)       (200,727)        (19,579)
                                                      -------------   -------------   -------------   -------------   -------------
      Net equity transactions.......................         24,104         139,845      11,098,719       7,073,529         103,392
                                                      -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............         26,974         145,175      11,577,327       7,180,241         108,771
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........        145,175               -       7,180,241               -         325,786
                                                      -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............  $     172,149         145,175      18,757,568       7,180,241         434,557
                                                      =============   =============   =============   =============   =============

                                                        NSATMSecBd              NSATMidCap
                                                      --------------  ------------------------------
                                                           1998             1999            1998
                                                      --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................           3,801             316               4
  Mortality and expense charges (note 3)............            (203)           (117)             (3)
                                                      --------------  --------------   -------------
    Net investment activity.........................           3,598             199               1
                                                      --------------  --------------   -------------

  Proceeds from mutual fund shares sold.............           2,882           5,855              44
  Cost of mutual fund shares sold...................          (2,846)         (5,621)            (37)
                                                      --------------  --------------   -------------
    Realized gain (loss) on investments.............              36             234               7
  Change in unrealized gain (loss) on investments ..             646          (7,207)            390
                                                      --------------  --------------   -------------
    Net gain (loss) on investments..................             682          (6,973)            397
                                                      --------------  --------------   -------------
  Reinvested capital gains..........................             233          36,162               -
                                                      --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............           4,513          29,388             398
                                                      --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................         291,490          22,145             314
  Transfers between funds...........................          33,681         534,281           1,884
  Surrenders........................................               -               -               -
  Policy loans (net of repayments) (note 4) ........               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............................          (3,898)              -             (52)
                                                      --------------  --------------   -------------
      Net equity transactions.......................         321,273         556,426           2,146
                                                      --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............         325,786         585,814           2,544
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........               -           2,544               -
                                                      --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............         325,786         588,358           2,544
                                                      ==============  ==============   =============

                                                                   (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                            NSATSmCapGr                     NSATSmCapV               NSATSmCo
                                                   -----------------------------   -----------------------------   --------------
                                                       1999            1998            1999            1998            1999
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................... $           -               -               -               -               -
  Mortality and expense charges (note 3)..........           (71)              -          (4,239)           (251)         (4,937)
                                                   -------------   -------------   -------------   -------------   -------------
    Net investment activity.......................           (71)              -          (4,239)           (251)         (4,937)
                                                   -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold...........        15,367               -       2,760,638             749       1,138,531
  Cost of mutual fund shares sold.................       (14,874)              -      (2,545,807)           (617)     (1,004,382)
                                                   -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments...........           493               -         214,831             132         134,149
  Change in unrealized gain (loss) on investments      1,002,866               -         (51,260)         48,137         455,234
                                                   -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments................     1,003,359               -         163,571          48,269         589,383
                                                   -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains........................       100,381               -          85,300               -         101,040
                                                   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..........     1,103,669               -         244,632          48,018         685,486
                                                   -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............................     1,027,328               -         228,233          53,437       1,277,119
  Transfers between funds.........................       518,641               -         334,145         488,017         295,719
  Surrenders......................................             -               -      (1,189,906)              -               -
  Policy loans (net of repayments) (note 4) ......             -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).............................             -               -         (27,322)         (1,592)        (82,718)
                                                   -------------   -------------   -------------   -------------   -------------
      Net equity transactions.....................     1,545,969               -        (654,850)        539,862       1,490,120
                                                   -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY.............     2,649,638               -        (410,218)        587,880       2,175,606
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......             -               -         587,880               -         457,896
                                                   -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............. $   2,649,638               -         177,662         587,880       2,633,502
                                                   =============   =============   =============   =============   =============

                                                         NSATSmCo                        NSATStrGro
                                                       --------------  ------------------------------
                                                           1998             1999            1998
                                                       --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................               -               -               -
  Mortality and expense charges (note 3).............            (266)           (609)              -
                                                       --------------  --------------   -------------
    Net investment activity..........................            (266)           (609)              -
                                                       --------------  --------------   -------------

  Proceeds from mutual fund shares sold..............           4,791         200,383               -
  Cost of mutual fund shares sold....................          (4,712)       (164,475)              -
                                                       --------------  --------------   -------------
    Realized gain (loss) on investments..............              79          35,908               -
  Change in unrealized gain (loss) on investments ...          45,235         108,153               -
                                                       --------------  --------------   -------------
    Net gain (loss) on investments...................          45,314         144,061               -
                                                       --------------  --------------   -------------
  Reinvested capital gains...........................               -          47,618               -
                                                       --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.............          45,048         191,070               -
                                                       --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................         415,058         100,649               -
  Transfers between funds............................          12,398         647,351               -
  Surrenders.........................................               -               -               -
  Policy loans (net of repayments) (note 4) .........               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)................................         (14,608)         (6,617)              -
                                                       --------------  --------------   -------------
      Net equity transactions........................         412,848         741,383               -
                                                       --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................         457,896         932,453               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........               -               -               -
                                                       --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD................         457,896         932,453               -
                                                       ==============  ==============   =============

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                             NSATStrVal                      NSATTotRe               NBAMTGuard
                                                   -----------------------------   -----------------------------   --------------
                                                        1999            1998            1999            1998            1999
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $       2,521             697             254             262           6,081
  Mortality and expense charges (note 3).........           (791)           (234)           (440)            (78)         (5,563)
                                                   -------------   -------------   -------------   -------------   -------------
    Net investment activity......................          1,730             463            (186)            184             518
                                                   -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..........        649,774           5,193         474,916             975       2,794,209
  Cost of mutual fund shares sold................       (613,244)         (5,131)       (456,195)           (930)     (2,473,838)
                                                   -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..........         36,530              62          18,721              45         320,371
  Change in unrealized gain (loss) on investments        (27,585)         41,599          (8,571)          5,900        (123,751)
                                                   -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments...............          8,945          41,661          10,150           5,945         196,620
                                                   -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains.......................         14,264               -           5,178           4,010               -
                                                   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........         24,939          42,124          15,142          10,139         197,138
                                                   -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................        155,038         158,330         116,583          79,186         892,142
  Transfers between funds........................        246,688          87,690         (87,234)         15,559      (1,082,753)
  Surrenders.....................................              -               -               -               -        (329,847)
  Policy loans (net of repayments) (note 4) .....              -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)............................         (9,632)         (4,477)         (5,554)         (1,494)        (50,939)
                                                   -------------   -------------   -------------   -------------   -------------
      Net equity transactions....................        392,094         241,543          23,795          93,251        (571,397)
                                                   -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............        417,033         283,667          38,937         103,390        (374,259)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        283,667               -         103,390               -       1,198,660
                                                   -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $     700,700         283,667         142,327         103,390         824,401
                                                   =============   =============   =============   =============   =============

                                                     NBAMTGuard               NBAMTMCGr
                                                   --------------  ------------------------------
                                                        1998             1999            1998
                                                   --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               -               -               -
  Mortality and expense charges (note 3).........            (837)         (6,075)           (620)
                                                   --------------  --------------   -------------
    Net investment activity......................            (837)         (6,075)           (620)
                                                   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..........           7,799       3,339,559           4,507
  Cost of mutual fund shares sold................          (7,186)     (2,733,204)         (4,091)
                                                   --------------  --------------   -------------
    Realized gain (loss) on investments..........             613         606,355             416
  Change in unrealized gain (loss) on investments         163,218         (40,284)        232,006
                                                   --------------  --------------   -------------
    Net gain (loss) on investments...............         163,831         566,071         232,422
                                                   --------------  --------------   -------------
  Reinvested capital gains.......................               -          33,171               -
                                                   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........         162,994         593,167         231,802
                                                   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................         795,893         744,249         440,392
  Transfers between funds........................         253,300        (501,434)        417,252
  Surrenders.....................................               -      (1,114,722)              -
  Policy loans (net of repayments) (note 4) .....               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)............................         (13,527)        (53,045)         (8,273)
                                                   --------------  --------------   -------------
      Net equity transactions....................       1,035,666        (924,952)        849,371
                                                   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............       1,198,660        (331,785)      1,081,173
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....               -       1,081,173               -
                                                   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............       1,198,660         749,388       1,081,173
                                                   ==============  ==============   =============

                                                                   (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                NBAMTPart                       OppAggGr                 OppGro
                                                      -----------------------------   -----------------------------   --------------
                                                           1999            1998            1999            1998            1999
                                                      -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................  $       4,324               -               -               -             122
  Mortality and expense charges (note 3)............         (3,280)           (180)         (4,564)           (320)         (2,821)
                                                      -------------   -------------   -------------   -------------   -------------
    Net investment activity.........................          1,044            (180)         (4,564)           (320)         (2,699)
                                                      -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold.............      1,151,119           2,278       1,169,499             857         882,266
  Cost of mutual fund shares sold...................     (1,133,731)         (2,175)       (805,309)           (910)       (781,544)
                                                      -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments.............         17,388             103         364,190             (53)        100,722
  Change in unrealized gain (loss) on investments ..        (10,091)         20,123         635,010          97,938         463,855
                                                      -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments..................          7,297          20,226         999,200          97,885         564,577
                                                      -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains..........................          7,690               -               -               -           1,339
                                                      -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............         16,031          20,046         994,636          97,565         563,217
                                                      -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................        775,015         200,749         746,374         248,676         723,294
  Transfers between funds...........................         45,388          26,446       2,078,986         174,349       1,439,574
  Surrenders........................................              -               -        (397,205)              -               -
  Policy loans (net of repayments) (note 4) ........              -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............................        (39,833)         (4,731)        (46,574)         (5,124)        (25,735)
                                                      -------------   -------------   -------------   -------------   -------------
      Net equity transactions.......................        780,570         222,464       2,381,581         417,901       2,137,133
                                                      -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............        796,601         242,510       3,376,217         515,466       2,700,350
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........        242,510               -         515,466               -         125,183
                                                      -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............  $   1,039,111         242,510       3,891,683         515,466       2,825,533
                                                      =============   =============   =============   =============   =============

                                                         OppGro                   OppGrinc
                                                      --------------  ------------------------------
                                                           1998             1999            1998
                                                      --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................               -           4,341               -
  Mortality and expense charges (note 3)............            (101)         (3,022)           (157)
                                                      --------------  --------------   -------------
    Net investment activity.........................            (101)          1,319            (157)
                                                      --------------  --------------   -------------

  Proceeds from mutual fund shares sold.............          28,812       1,763,439             906
  Cost of mutual fund shares sold...................         (30,635)     (1,623,537)           (797)
                                                      --------------  --------------   -------------
    Realized gain (loss) on investments.............          (1,823)        139,902             109
  Change in unrealized gain (loss) on investments ..          20,506           4,768          25,619
                                                      --------------  --------------   -------------
    Net gain (loss) on investments..................          18,683         144,670          25,728
                                                      --------------  --------------   -------------
  Reinvested capital gains..........................               -           7,313               -
                                                      --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............          18,582         153,302          25,571
                                                      --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................          86,295         171,347         104,537
  Transfers between funds...........................          22,139         733,953         149,203
  Surrenders........................................               -        (782,790)              -
  Policy loans (net of repayments) (note 4) ........               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............................          (1,833)        (24,094)         (2,412)
                                                      --------------  --------------   -------------
      Net equity transactions.......................         106,601          98,416         251,328
                                                      --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............         125,183         251,718         276,899
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........               -         276,899               -
                                                      --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............         125,183         528,617         276,899
                                                      ==============  ==============   =============

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                              VEWrldEMkt                       VEWrldHAs              VKMSRESec
                                                    -----------------------------   -----------------------------   --------------
                                                         1999            1998            1999            1998            1999
                                                    -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................ $           -               -           1,327               -           7,347
  Mortality and expense charges (note 3)...........        (1,393)           (102)           (701)            (68)           (997)
                                                    -------------   -------------   -------------   -------------   -------------
    Net investment activity........................        (1,393)           (102)            626             (68)          6,350
                                                    -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold............       502,179           2,077         357,028           1,076       1,051,015
  Cost of mutual fund shares sold..................      (416,510)         (1,987)       (333,858)         (1,070)     (1,068,159)
                                                    -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments............        85,669              90          23,170               6         (17,144)
  Change in unrealized gain (loss) on investments .       134,693          15,293          15,698          (2,039)          4,238
                                                    -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments.................       220,362          15,383          38,868          (2,033)        (12,906)
                                                    -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains.........................             -               -               -               -               -
                                                    -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........       218,969          15,281          39,494          (2,101)         (6,556)
                                                    -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................       242,033          87,572          63,607          75,264         365,673
  Transfers between funds..........................       (96,346)         32,251         135,707          10,866          82,451
  Surrenders.......................................             -               -               -               -               -
  Policy loans (net of repayments) (note 4) .......             -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..............................       (15,612)         (1,951)         (6,389)         (1,280)        (16,453)
                                                    -------------   -------------   -------------   -------------   -------------
      Net equity transactions......................       130,075         117,872         192,925          84,850         431,671
                                                    -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       349,044         133,153         232,419          82,749         425,115
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       133,153               -          82,749               -          14,393
                                                    -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.............. $     482,197         133,153         315,168          82,749         439,508
                                                    =============   =============   =============   =============   =============

                                                      VKMSRESec                 WPGrinc
                                                    --------------  ------------------------------
                                                         1998             1999            1998
                                                    --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................              -           3,241           2,979
  Mortality and expense charges (note 3)...........             (2)         (1,366)           (289)
                                                    --------------  --------------   -------------
    Net investment activity........................             (2)          1,875           2,690
                                                    --------------  --------------   -------------

  Proceeds from mutual fund shares sold............             33       1,052,934           5,560
  Cost of mutual fund shares sold..................            (30)       (971,396)         (5,306)
                                                    --------------  --------------   -------------
    Realized gain (loss) on investments............              3          81,538             254
  Change in unrealized gain (loss) on investments .            508         (55,089)         34,931
                                                    --------------  --------------   -------------
    Net gain (loss) on investments.................            511          26,449          35,185
                                                    --------------  --------------   -------------
  Reinvested capital gains.........................              -           5,836               -
                                                    --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........            509          34,160          37,875
                                                    --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................            311         394,540         373,642
  Transfers between funds..........................         13,626        (481,400)         59,416
  Surrenders.......................................              -               -               -
  Policy loans (net of repayments) (note 4) .......              -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..............................            (53)        (21,207)        (12,701)
                                                    --------------  --------------   -------------
      Net equity transactions......................         13,884        (108,067)        420,357
                                                    --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............         14,393         (73,907)        458,232
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......              -         458,232               -
                                                    --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............         14,393         384,325         458,232
                                                    ==============  ==============   =============

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                WPintEq                        WPPVenCap
                                                     -----------------------------   -----------------------------
                                                          1999            1998            1999            1998
                                                     -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................  $       3,563           1,012               -               -
  Mortality and expense charges (note 3)...........         (1,380)           (180)         (1,176)           (154)
                                                     -------------   -------------   -------------   -------------
    Net investment activity........................          2,183             832          (1,176)           (154)
                                                     -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold............        404,610           3,488         386,218           1,938
  Cost of mutual fund shares sold..................       (342,261)         (3,431)       (313,701)         (1,774)
                                                     -------------   -------------   -------------   -------------
    Realized gain (loss) on investments............         62,349              57          72,517             164
  Change in unrealized gain (loss) on investments .        100,275          15,648         110,736          36,237
                                                     -------------   -------------   -------------   -------------
    Net gain (loss) on investments.................        162,624          15,705         183,253          36,401
                                                     -------------   -------------   -------------   -------------
  Reinvested capital gains.........................              -               -               -               -
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........        164,807          16,537         182,077          36,247
                                                     -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................        289,591         160,067         237,003         162,740
  Transfers between funds..........................       (230,513)         51,953          25,075          24,240
  Surrenders.......................................              -               -               -               -
  Policy loans (net of repayments) (note 4) .......              -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..............................        (15,580)         (3,326)        (14,132)         (3,441)
                                                     -------------   -------------   -------------   -------------
      Net equity transactions......................         43,498         208,694         247,946         183,539
                                                     -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        208,305         225,231         430,023         219,786
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        225,231               -         219,786               -
                                                     -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............  $     433,536         225,231         649,809         219,786
                                                     =============   =============   =============   =============

See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1999

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

         The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - European Equity Portfolio (DryEuroEq)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEIS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Small Cap Growth Fund (NSATSmCapGr) Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGr)
                  (formerly Oppenheimer VAF - Capital Appreciation Fund)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
              LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At December 31, 1999, contract owners have invested in all of the above funds except for Federated Insurance Series - Quality Bond Fund II. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements
         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         The Company deducts a charge for state premium taxes of 3.5% on all premiums received to cover the payment of premium taxes. Additionally, the Company deducts a front-end sales load not to exceed 5.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years. On a guaranteed basis this charge is $10.00 per month in all policy years.

(3)  Asset charges

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of .75%. Currently, this rate is .40% during the first through fourth policy years, .25% during the fifth through twentieth policy years, and .10% thereafter. For the reduced fee tier corporate flexible premium contracts the current rate is .10% for all policy years.

     Nationwide may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide.

(4)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account. There were no policy loans in the current year.

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

(5)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999:

                                                                                                                  ANNUAL
     Contract owners' equity represented by:                 UNITS               UNIT VALUE                      RETURN(b)
                                                           ---------             -----------                     -------
      The BEST of AMERICA(R)
      America's FUTURE Life Series(SM):
         American Century VP - American
            Century VP Income & Growth .................     233,365             $ 12.803106   $ 2,987,797          18%
         American Century VP - American
            Century VP International ...................     181,283               15.960157     2,893,305          63%
         American Century VP - American
            Century VP Value ...........................      34,114                9.257533       315,811         (1)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc. ..........................       7,538               14.439525       108,845          30%
         Dreyfus Stock Index Fund ......................   2,198,099               13.249543    29,123,807          20%
         Dreyfus VIF -
            Capital Appreciation Portfolio .............     119,919               12.239522     1,467,751          11%
         Dreyfus VIP -
            European Equity Portfolio ..................      22,815               12.917253       294,707          29%(a)
         Fidelity VIP - Equity-Income Portfolio -
            Service Class ..............................     162,451               10.484615     1,703,236           6%
         Fidelity VIP - Growth Portfolio -
            Service Class ..............................     444,364               16.475102     7,320,942          37%
         Fidelity VIP - High Income Portfolio -
            Service Class ..............................     137,733                9.691447     1,334,832           8%
         Fidelity VIP - Overseas Portfolio -
            Service Class ..............................     118,048               13.491426     1,592,636          42%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class ..............................     240,062               14.020034     3,365,677          24%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class ..................     212,333               11.671298     2,478,202           4%
         Morgan Stanley -
            Emerging Markets Debt Portfolio ............       7,107                8.717559        61,956          29%
         Nationwide SAT - Balanced Fund ................      74,582               10.056111       750,005           0%
         Nationwide SAT -
            Capital Appreciation Fund ..................     181,521               11.623180     2,109,851           4%
         Nationwide SAT - Equity Income Fund ...........       4,316               12.487973        53,898          18%
         Nationwide SAT - Global Equity Fund ...........      87,461               12.702408     1,110,965          22%
         Nationwide SAT - Government Bond Fund .........     755,102               10.372218     7,832,083         (3)%
         Nationwide SAT - High Income Bond Fund ........      16,667               10.328712       172,149           3%
         Nationwide SAT - Money Market Fund ............   1,550,267               10.776865    16,707,018           4%
         Nationwide SAT - Multi Sector Bond Fund .......      41,704               10.106222       421,470           1%
         Nationwide SAT -
            Select Advisers Mid Cap Fund ...............      49,740               11.828670       588,358          20%
         Nationwide SAT - Small Cap Growth Fund ........      29,320               20.447188       599,512         104%(a)
         Initial funding by depositor (see note 1a) ....     100,000               20.501257     2,050,126         105%(a)
         Nationwide SAT - Small Cap Value Fund .........      16,261               10.925665       177,662          27%
         Nationwide SAT - Small Company Fund ...........     202,708               12.991606     2,633,502          43%
         Nationwide SAT - Strategic Growth Fund ........      48,159               19.361969       932,453          84%
         Nationwide SAT - Strategic Value Fund .........      79,877                8.772237       700,700         (3)%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                                                                                                  ANNUAL
                                                             UNITS               UNIT VALUE                      RETURN(b)
                                                           ---------             -----------                     -------
         Nationwide SAT - Total Return Fund ..............    13,172               10.805244       142,327           7%
         Neuberger & Berman AMT -
            Guardian Portfolio ...........................    49,845               10.690765       532,881          14%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio .....................    43,280               17.314889       749,388          53%
         Neuberger & Berman AMT -
            Partners Portfolio ...........................   104,066                9.985118     1,039,111           7%
         Oppenheimer VAF -
            Aggressive Growth Fund .......................   178,401               17.712996     3,160,016          83%
         Oppenheimer VAF - Growth Fund ...................   127,994               15.039330     1,924,944          41%
         Oppenheimer VAF -
            Growth & Income Fund .........................    48,784               10.835877       528,617          21%
         Van Eck WIT -
            Worldwide Emerging Markets Fund ..............    38,228               12.613718       482,197          99%
         Van Eck WIT -
            Worldwide Hard Assets Fund ...................    38,220                8.246159       315,168          21%
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio .............    51,147                8.593033       439,508          (4)%
         Warburg Pincus Trust -
            Growth & Income Portfolio ....................    36,533               10.519954       384,325           6%
         Warburg Pincus Trust -
            International Equity Portfolio ...............    31,892               13.593893       433,536          53%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio ...............    44,018               14.762349       649,809          63%

      The BEST of AMERICA(R)
      America's FUTURE Life Series(SM) Reduced Fee Tier:

         American Century VP - American
            Century VP Income & Growth ...................   242,505               11.518727     2,793,349          15%
         American Century VP - American
            Century VP International .....................    21,260               15.993145       340,014          60%
         Dreyfus Stock Index Fund ........................   244,230               11.428481     2,791,178          14%
         Fidelity VIP - Growth Portfolio -
            Service Class ................................   208,919               12.550748     2,622,090          26%
         Nationwide SAT - Government Bond Fund ...........   705,360                9.890955     6,976,684          (1)%
         Nationwide SAT - Money Market Fund ..............   197,969               10.357933     2,050,550           4%
         Nationwide SAT - Multi Sector Bond Fund .........     1,287               10.168791        13,087           2%
         Neuberger & Berman AMT -
            Guardian Portfolio ...........................    26,597               10.960631       291,520          10%
         Oppenheimer VAF -
            Aggressive Growth Fund .......................    44,061               16.605768       731,667          64%
         Oppenheimer VAF - Growth Fund ...................    68,065               13.231306       900,589          32%
                                                            ========             =========== -------------
                                                                                             $ 122,181,811
                                                                                             =============


(a) Non-annualized. These returns were computed for the periods 9/27/99 and 5/03/99 (effective dates) through 12/31/99 for the Dreyfus VIP - European Equity Portfolio and Nationwide SAT - Small Cap Growth Fund, respectively.

(b) The annual return does not include contract charges satisfied by surrending units.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.





Columbus, Ohio
January 28, 2000

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)


                                                                                                 December 31,
                                                                                        -------------------------------
                                         Assets                                              1999            1998
                                         ------                                         --------------- ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                             $ 1,051,556    $    904,946
    Equity securities                                                                           5,659          20,853
  Mortgage loans on real estate, net                                                          330,068         268,894
  Real estate, net                                                                              2,200           2,250
  Policy loans                                                                                    465             332
  Short-term investments                                                                          706           2,277
                                                                                        --------------- ---------------
                                                                                            1,390,654       1,199,552
                                                                                        --------------- ---------------

Cash                                                                                            4,280               2
Accrued investment income                                                                      13,906          11,645
Deferred policy acquisition costs                                                              92,025          53,007
Reinsurance receivable from affiliate                                                          91,667               -
Other assets                                                                                   42,851          41,542
Assets held in separate accounts                                                            2,127,080       1,533,690
                                                                                        --------------- ---------------
                                                                                          $ 3,762,463     $ 2,839,438
                                                                                        =============== ===============

                          Liabilities and Shareholder's Equity
                          ------------------------------------
Future policy benefits and claims                                                         $ 1,480,807     $ 1,163,829
Other liabilities                                                                              41,308          25,933
Liabilities related to separate accounts                                                    2,127,080       1,533,690
                                                                                        --------------- ---------------
                                                                                            3,649,195       2,723,452
                                                                                        --------------- ---------------

Commitments and contingencies (notes 8 and 12)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares                2,640           2,640
  Additional paid-in capital                                                                   52,960          52,960
  Retained earnings                                                                            59,536          50,331
  Accumulated other comprehensive income                                                       (1,868)         10,055
                                                                                        --------------- ---------------
                                                                                              113,268         115,986
                                                                                        --------------- ---------------
                                                                                          $ 3,762,463     $ 2,839,438
                                                                                        =============== ===============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1999            1998           1997
                                                                              -------------   -------------  --------------

Revenues:
  Policy charges                                                                 $44,793         $28,549        $11,244
  Life insurance premiums                                                            292              63            363
  Net investment income                                                           13,959          11,314         11,577
  Realized gains (losses) on investments                                           5,208             696           (246)
  Other income                                                                     1,059           1,165          1,057
                                                                              -------------   -------------  --------------
                                                                                  65,311          41,787         23,995
                                                                              -------------   -------------  --------------
Benefits and expenses:
  Interest credited to policyholder account balances                               8,548           4,881          3,948
  Other benefits and claims                                                        5,210           1,586            433
  Amortization of deferred policy acquisition costs                               13,592           4,348          1,402
  Other operating expenses                                                        24,185           8,952          1,860
                                                                              -------------   -------------  --------------
                                                                                  51,535          19,767          7,643
                                                                              -------------   -------------  --------------

    Income before federal income tax expense                                      13,776          22,020         16,352

Federal income tax expense                                                         4,571           7,501          5,749
                                                                              -------------   -------------  --------------

    Net income                                                                   $ 9,205         $14,519        $10,603
                                                                              =============   =============  ==============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                ($000's omitted)



                                                                                            Accumulated
                                                           Additional                          other             Total
                                              Common         paid-in        Retained       comprehensive     shareholder's
                                               stock         capital        earnings           income            equity
                                            ------------  --------------  --------------  -----------------  ---------------

December 31, 1996                              $2,640        $52,960          $25,209           $ 3,228         $ 84,037

Comprehensive income:
  Net income                                        -              -           10,603                 -           10,603
  Net unrealized gains on securities
    available-for-sale arising during the year      -              -                -             3,940            3,940
                                                                                                             ---------------
  Total comprehensive income                                                                                      14,543
                                            ------------  --------------  --------------  -----------------  ---------------
December 31, 1997                               2,640         52,960           35,812             7,168           98,580

Comprehensive income:
  Net income                                        -              -           14,519                 -           14,519
  Net unrealized gains on securities
    available-for-sale arising during the year      -              -                -             2,887            2,887
                                                                                                             ---------------
  Total comprehensive income                                                                                      17,406
                                            ------------  --------------  --------------  -----------------  ---------------
December 31, 1998                               2,640         52,960           50,331            10,055          115,986

Comprehensive income:
  Net income                                        -              -            9,205                 -            9,205
  Net unrealized losses on securities
    available-for-sale arising during the year      -              -                -           (11,923)         (11,923)
                                                                                                             ---------------
  Total comprehensive income                                                                                      (2,718)
                                            ------------  --------------  --------------  -----------------  ---------------
December 31, 1999                              $2,640        $52,960          $59,536           $(1,868)        $113,268
                                            ============  ==============  ==============  =================  ===============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)

                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                    1999           1998             1997
                                                                                ------------- ---------------- ---------------
Cash flows from operating activities:
  Net income                                                                      $    9,205      $  14,519       $  10,603
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               8,548          4,881           3,948
      Capitalization of deferred policy acquisition costs                            (33,965)       (29,216)        (20,099)
      Amortization of deferred policy acquisition costs                               13,592          4,348           1,402
      Amortization and depreciation                                                    1,351           (479)            250
      Realized (gains) losses on invested assets, net                                 (5,208)          (696)            246
      Increase in accrued investment income                                           (2,261)          (867)         (1,589)
      Increase in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                                      160,246        139,991         228,898
      Other, net                                                                      20,486        (29,802)         14,370
                                                                                ------------- ---------------- ---------------
          Net cash provided by operating activities                                  171,994        102,679         238,029
                                                                                ------------- ---------------- ---------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            137,210        117,228          95,366
  Proceeds from sale of securities available-for-sale                                 73,864         17,403          30,431
  Proceeds from repayments of mortgage loans on real estate                           32,397         28,180          15,199
  Proceeds from sale of real estate                                                        -            707               -
  Proceeds from repayments of policy loans                                               109             99              67
  Cost of securities available-for-sale acquired                                    (375,642)      (242,516)       (267,899)
  Cost of mortgage loans on real estate acquired                                     (93,500)       (78,180)        (84,736)
  Cost of real estate acquired                                                             -             (3)            (13)
  Policy loans issued                                                                   (242)          (216)           (155)
  Short-term investments, net                                                          1,571         16,691         (18,476)
                                                                                ------------- ---------------- ---------------
          Net cash used in investing activities                                     (224,233)      (140,607)       (230,216)
                                                                                ------------- ---------------- ---------------

Cash flows from financing activities:
  Increase in investment product and universal life insurance
    product account balances                                                         192,893         74,828           6,952
  Decrease in investment product and universal life insurance
    product account balances                                                        (136,376)       (42,061)        (13,898)
                                                                                ------------- ---------------- ---------------
          Net cash provided by (used in) financing activities                         56,517         32,767          (6,946)
                                                                                ------------- ---------------- ---------------

Net increase (decrease) in cash                                                        4,278         (5,161)            867

Cash, beginning of year                                                                    2          5,163           4,296
Cash, end of year                                                                $     4,280   $          2     $     5,163
                                                                                ============= ================ ===============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998 and 1997
                                ($000's omitted)

(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         (e)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 4.5%, 5.1% and 5.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

         (f)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  REINSURANCE CEDED

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $431.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.


         (i)  RECLASSIFICATION

              Certain items in the 1998 and 1997 financial statements have been reclassified to conform to the 1999 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                 --------------- ------------- ------------- ---------------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies           $     36,717     $       2    $  (1,198)    $     35,521
                 Obligations of states and political subdivisions          302             -           (7)             295
                 Debt securities issued by foreign governments           2,256             2          (22)           2,236
                 Corporate securities                                  773,869         2,208      (13,367)         762,710
                 Mortgage-backed securities                            252,668         1,001       (2,875)         250,794
                                                                 --------------- ------------- ------------- ---------------
                     Total fixed maturity securities                 1,065,812         3,213      (17,469)       1,051,556
               Equity securities                                         1,990         3,669            -            5,659
                                                                 --------------- ------------- ------------- ---------------
                                                                    $1,067,802        $6,882     $(17,469)      $1,057,215
                                                                 ===========================================================

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $  15,577      $    232      $   (11)       $  15,798
                 Obligations of states and political subdivisions          332             1            -              333
                 Debt securities issued by foreign governments           4,015            23            -            4,038
                 Corporate securities                                  602,925        15,446         (358)         618,013
                 Mortgage-backed securities                            261,225         5,605          (66)         266,764
                                                                 --------------- ------------- ------------- ---------------
                     Total fixed maturity securities                   884,074        21,307         (435)         904,946
               Equity securities                                        15,323         5,530            -           20,853
                                                                 --------------- ------------- ------------- ---------------
                                                                      $899,397       $26,837        $(435)        $925,799
                                                                 =============== ============= ============= ===============

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized     Estimated
                                                                                     cost       fair value
                                                                                 ------------ ---------------
             Fixed maturity securities available-for-sale:
               Due in one year or less                                           $    50,029   $    49,799
               Due after one year through five years                                 399,476       393,204
               Due after five years through ten years                                331,022       326,616
               Due after ten years                                                   285,285       281,937
                                                                                 ------------ ---------------
                                                                                  $1,065,812    $1,051,556
                                                                                 ============ ===============

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

                                                                                     1999          1998
                                                                                 ------------- --------------

             Gross unrealized gains (losses)                                       $(10,587)      $26,402
             Adjustment to deferred policy acquisition costs                          7,714       (10,933)
             Deferred federal income tax                                              1,006        (5,414)
                                                                                 ------------- --------------
                                                                                  $  (1,868)      $10,055
                                                                                 ============= ==============

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:

                                                                              1999          1998          1997
                                                                          ------------- ------------- -------------
            Securities available-for-sale:
              Fixed maturity securities                                    $ (35,128)      $ 3,922      $  9,177
              Equity securities                                               (1,861)        2,467         1,663
                                                                          ------------- ------------- -------------
                                                                           $ (36,989)      $ 6,389       $10,840
                                                                          ============= ============= =============

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $73,864, $17,403 and $30,431, respectively. During
         1999, gross gains of $297 ($509 and $825 in 1998 and 1997, respectively) and gross losses of $37 (none and $1,124 in 1998 and 1997, respectively) were realized on those sales. See note 10.

         The Company has no investments which were non-income producing for the twelve month periods preceding December 31, 1999 and 1998.

         Real estate is presented at cost less accumulated depreciation of $155 as of December 31, 1999 ($105 as of December 31, 1998). There was no valuation allowance as of December 31, 1999 or 1998.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1999 was $881 ($890 as of December 31, 1998). No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $885 ($178 in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $15 in 1998, which is equal to interest income recognized using a cash-basis method of income recognition.

         The valuation allowance account for mortgage loans on real estate was $750 for the year ended December 31, 1999 and remains unchanged from the previous two years.

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                           1999         1998        1997
                                                                        ------------ ----------- -----------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $66,160      $56,398     $53,491
                 Equity securities                                              -            -         375
               Mortgage loans on real estate                               23,475       21,124      14,862
               Real estate                                                    413          379         318
               Short-term investments                                       1,580        1,361         899
               Other                                                          334          178          90
                                                                        ------------ ----------- -----------
                   Total investment income                                 91,962       79,440      70,035
             Less:
               Investment expenses                                          2,040        1,773       1,386
               Net investment income ceded (note 11)                       75,963       66,353      57,072
                                                                        ------------ ----------- -----------
                   Net investment income                                  $13,959      $11,314     $11,577
                                                                        ============ =========== ===========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                           1999         1998        1997
                                                                        ------------ ----------- ------------

             Fixed maturity securities available-for-sale               $    260        $ 509       $(299)
             Mortgage loans on real estate                                     7            -          53
             Real estate and other                                         4,941          187           -
                                                                        ------------ ----------- ------------
                                                                        $  5,208        $ 696       $(246)
                                                                        ============ =========== ============

         Fixed maturity securities with an amortized cost of $3,540 and $3,562 as of December 31, 1999 and 1998, respectively, were on deposit with various regulatory agencies as required by law.

(4)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

         Interest rate swaps are primarily used to convert specific investment securities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.



            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments     $    1,585

            Foreign currency swaps
               Hedging foreign currency denominated investments              $    1,420

            Interest rate futures contracts                                  $    2,483

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31, 1999 and 1998 are as follows:

                                                                               1999          1998
                                                                            ------------  ------------
             Deferred tax assets:
               Future policy benefits                                        $ 17,454     $  16,670
               Liabilities in separate accounts                                15,603        12,477
               Fixed maturity securities                                        3,905             -
               Mortgage loans on real estate and real estate                      266           263
                                                                            ------------  ------------
                 Total gross deferred tax assets                               37,228        29,410
                                                                            ------------  ------------

             Deferred tax liabilities:
               Fixed maturity securities                                            -         8,669
               Deferred policy acquisition costs                               15,624         8,103
               Equity securities                                                1,284         1,935
               Other                                                           13,799        10,422
                                                                            ------------  ------------
                 Total gross deferred tax liabilities                          30,707        29,129
                                                                            ------------  ------------
                  Net deferred tax asset                                     $  6,521     $     281
                                                                            ============  ============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. The Company has determined that valuation allowances are not necessary as of December 31, 1999, 1998 and 1997 based on its analysis of future deductible amounts.

         The Company's current federal income tax liability was $1,860 and $1,522 as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

                                                                           1999         1998        1997
                                                                        ------------ ----------- ------------

             Currently payable                                           $  4,391      $10,014      $2,458
             Deferred tax expense (benefit)                                   180       (2,513)      3,291
                                                                        ------------ ----------- ------------
                                                                         $  4,571     $  7,501      $5,749
                                                                        ============ =========== ============

         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                              1999                   1998                   1997
                                                       --------------------   --------------------   --------------------
                                                         Amount       %         Amount       %         Amount       %
                                                       --------------------   --------------------   --------------------

             Computed (expected) tax expense              $4,822     35.0        $7,707     35.0        $5,723     35.0
             Tax exempt interest and dividends
                received deduction                          (255)    (1.8)         (223)    (1.0)            -      -
             Other, net                                        4      -              17      0.1            26     (0.2)
                                                       ----------- --------   ----------- --------   ----------- --------
                   Total (effective rate of each year)    $4,571     33.2        $7,501     34.1        $5,749     35.2
                                                       =========== ========   =========== ========   =========== ========

         Total federal income tax paid was $4,053, $9,298 and $9,566 during the years ended December 31, 1999, 1998 and 1997, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(6)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

                                                                           1999            1998           1997
                                                                       -------------   -------------  --------------

             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                    $ (36,729)        $ 6,898        $10,541
                Adjustment to deferred policy acquisition costs             18,645          (1,947)        (4,778)
                Related federal income tax (expense) benefit                 6,330          (1,733)        (2,017)
                                                                       -------------   -------------  --------------
                   Net                                                     (11,754)          3,218          3,746
                                                                       -------------   -------------  --------------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
             period:
                Gross                                                         (260)           (509)           299
                Related federal income tax expense (benefit)                    91             178           (105)
                                                                       -------------   -------------  --------------
                   Net                                                        (169)           (331)           194
                                                                       -------------   -------------  --------------
             Total Other Comprehensive Income                            $ (11,923)        $ 2,887        $ 3,940
                                                                       =============   =============  ==============

(7)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                        1999                              1998
                                                           -------------------------------   -------------------------------
                                                              Carrying       Estimated          Carrying       Estimated
                                                               amount        fair value          amount        fair value
                                                           --------------  --------------    --------------  --------------
              Assets:
                Investments:
                  Securities available-for-sale:
                    Fixed maturity securities              $  1,051,556    $  1,051,556       $   904,946     $   904,946
                    Equity securities                             5,659           5,659            20,853          20,853
                  Mortgage loans on real estate, net            330,068         324,610           268,894         276,387
                  Policy loans                                      465             465               332             332
                  Short-term investments                            706             706             2,277           2,277
                Cash                                              4,280           4,280                 2               2
                Assets held in separate accounts              2,127,080       2,127,080         1,533,690       1,533,690

              Liabilities:
                Investment contracts                         (1,335,787)     (1,283,459)       (1,153,930)     (1,113,584)
                Policy reserves on life insurance contracts    (145,020)       (145,370)           (9,899)        (10,517)
                Liabilities related to separate accounts     (2,127,080)     (2,082,541)       (1,533,690)     (1,501,255)

              Derivative financial instruments:
                Interest rate swaps hedging assets                  109             109                 -               -
                Foreign currency swaps                              (18)            (18)                -               -
                Futures contracts                                    21              21                 -               -

(8)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $10,039 extending into 2000 were outstanding as of December 31, 1999.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 30% (33% in 1998) in any geographic area and no more than 5% (6% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999 22% (36% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.

(9)      PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension costs charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $127, $235 and $257, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $1,040 and $1,008, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $177, $130 and $94, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                             Pension Benefits          Postretirement Benefits
                                                                        ---------------------------   ---------------------------
                                                                            1999          1998            1999          1998
                                                                        ------------- -------------   ------------- -------------

              Change in benefit obligation:
              Benefit obligation at beginning of year                     $2,185,000   $ 2,033,800    $    270,100  $    237,900
              Service cost                                                    80,000        87,600          14,200         9,800
              Interest cost                                                  109,900       123,400          17,600        15,400
              Actuarial (gain) loss                                          (95,000)      123,200         (64,400)       15,600
              Plan settlement in 1999/curtailment in 1998                   (396,100)     (107,200)            -             -
              Benefits paid                                                  (72,400)      (75,800)        (11,000)       (8,600)
              Acquired companies                                                 -             -            13,300           -
                                                                        ------------- -------------   ------------- -------------
              Benefit obligation at end of year                            1,811,400     2,185,000         239,800       270,100
                                                                        ------------- -------------   ------------- -------------

              Change in plan assets:
              Fair value of plan assets at beginning of year               2,541,900     2,212,900          77,900        69,200
              Actual return on plan assets                                   161,800       300,700           3,500         5,000
              Employer contribution                                           12,400       104,100          20,900        12,100
              Plan settlement                                               (396,100)          -               -             -

              Benefits paid                                                  (72,400)      (75,800)        (11,000)       (8,400)
                                                                        ------------- -------------   ------------- -------------
              Fair value of plan assets at end of year                     2,247,600     2,541,900          91,300        77,900
                                                                        ------------- -------------   ------------- -------------

              Funded status                                                  436,200       356,900        (148,500)     (192,200)
              Unrecognized prior service cost                                 28,200        31,500             -             -
              Unrecognized net (gains) losses                               (402,000)     (345,700)        (46,700)       16,000
              Unrecognized net (asset) obligation at transition               (7,700)      (11,000)          1,100         1,300
                                                                        ------------- -------------   ------------- -------------
              Prepaid (accrued) benefit cost                            $     54,700  $     31,700     $  (194,100)  $  (174,900)
                                                                        ============= =============   ============= =============

         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                        ---------------------------   ---------------------------
                                                                            1999          1998            1999          1998
                                                                        ------------- -------------   ------------- -------------

              Weighted average discount rate                               7.00%         5.50%            7.80%         6.65%
              Rate of increase in future compensation levels               5.25%         3.75%             -             -
              Assumed health care cost trend rate:
                    Initial rate                                             -             -             15.00%        15.00%
                    Ultimate rate                                            -             -              5.50%         8.00%
                    Uniform declining period                                 -             -              5 Years     15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

                                                                                     1999           1998            1997
                                                                                 -------------  --------------  --------------

              Service cost (benefits earned during the period)                    $   80,000     $   87,600      $   77,300
              Interest cost on projected benefit obligation                          109,900        123,400         118,600
              Expected return on plan assets                                        (160,300)      (159,000)       (139,000)
              Recognized gains                                                        (9,100)        (3,800)              -
              Amortization of prior service cost                                       3,200          3,200           3,200
              Amortization of unrecognized transition obligation (asset)              (1,400)         4,200           4,200
                                                                                 -------------  --------------  --------------
                                                                                  $   22,300     $   55,600      $   64,300
                                                                                 =============  ==============  ==============

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67,100 resulted (consisting of a $107,200 reduction in the projected benefit obligation, net of the write-off of the $40,100 remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees. A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                        1999          1998          1997
                                                                                     -----------   -----------   -----------

             Weighted average discount rate                                            6.08%         6.00%         6.50%
             Rate of increase in future compensation levels                            4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets                          7.33%         7.25%         7.25%

         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

                                                                                    1999           1998            1997
                                                                                -------------  --------------  -------------

             Service cost (benefits attributed to employee service
                during the year)                                                    $14,200       $  9,800        $  7,000
             Interest cost on accumulated postretirement benefit obligation          17,600         15,400          14,000
             Actual return on plan assets                                            (3,500)        (5,000)         (3,600)
             Amortization of unrecognized transition obligation of affiliates           600            200             200
             Net amortization and deferral                                           (1,800)         1,200            (500)
                                                                                -------------  --------------  -------------
                                                                                    $27,100        $21,600         $17,100
                                                                                =============  ==============  =============

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:

                                                                                        1999          1998          1997
                                                                                     -----------   -----------   -----------
             NPPBC:
               Discount rate                                                           6.65%         6.70%         7.25%
               Long term rate of return on plan
                   assets, net of tax                                                  7.15%         5.83%         5.89%
               Assumed health care cost trend rate:
                   Initial rate                                                       15.00%        12.00%        11.00%
                   Ultimate rate                                                       5.50%         6.00%         6.00%
                   Uniform declining period                                           5 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 1999, 1998 and 1997 was $63,275, $70,135 and $74,820, respectively. The statutory net (loss) income of the Company as reported to regulatory authorities for the years ended December 31, 1999, 1998 and 1997 was $(305), $(3,371) and
         $7,446, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $6,328.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $660, $430 and $703, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $5,150, $2,933, and $2,564, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. Amounts ceded to NLIC in 1999 are included in NLIC's results of operations for 1999 and include premiums of $258,468 ($241,503 and $300,617 in 1998 and 1997, respectively), net investment income of $75,963 ($66,353 and $57,072 in 1998 and 1997, respectively) and benefits, claims and other expenses of $319,240 ($296,659 and $343,426 in 1998 and 1997, respectively). In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

         During 1999, the Company entered into an intercompany reinsurance agreement with NLIC wherby certain life insurance contracts are ceded on a 100% coinsurance basis. Amounts ceded to NLIC include premiums of $87,696 and expenses of $3,150 during 1999 and policy reserves of $91,667 as of December 31, 1999.

         The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         During 1997, the Company sold fixed maturity securities available-for-sale at fair value of $27,253 to NLIC. The Company recognized a $693 gain on the transactions.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $706 and $2,277 as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying balance sheets.

(12)     CONTINGENCIES
         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(13)     SEGMENT INFORMATION

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, and all realized gains and losses on investments in a Corporate and Other segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                     Variable         Fixed            Life       Corporate
                                     Annuities      Annuities       Insurance     and Other      Total
                                     ---------      ---------       ---------     ---------      -----

1999:
Net investment income (1)           $    (2,304)   $     8,550    $     1,596   $     6,117   $    13,959

Other operating revenue                  26,187          3,310         16,647          --          46,144
                                    -----------    -----------    -----------   -----------   -----------
   Total operating revenue (2)           23,883         11,860         18,243         6,117        60,103
                                    -----------    -----------    -----------   -----------   -----------
Interest credited to policyholder
   account balances                        --            6,561          1,987          --           8,548
Amortization of deferred policy
   acquisition costs                      7,686            963          4,943          --          13,592
Other benefits and expenses              13,593          7,378          8,424          --          29,395
                                    -----------    -----------    -----------   -----------   -----------
   Total expenses                        21,279         14,902         15,354          --          51,535
                                    -----------    -----------    -----------   -----------   -----------
Operating income (loss) before
   federal income tax                     2,604         (3,042)         2,889         6,117         8,568
Realized gains on investments              --             --             --           5,208         5,208
                                    -----------    -----------    -----------   -----------   -----------
Consolidated income (loss) before
   federal tax expense              $     2,604    $    (3,042)   $     2,889   $    11,325   $    13,776
                                    ===========    ===========    ===========   ===========   ===========

Assets as of year end               $ 1,957,486    $ 1,352,324    $   382,388   $    70,265   $ 3,762,463
                                    ===========    ===========    ===========   ===========   ===========

1998:
Net investment income (1)           $    (1,417)   $     6,792    $       408   $     5,531   $    11,314
Other operating revenue                  18,209          3,182          8,386          --          29,777
                                    -----------    -----------    -----------   -----------   -----------
   Total operating revenue (2)           16,792          9,974          8,794         5,531        41,091
                                    -----------    -----------    -----------   -----------   -----------
Interest credited to policyholder
   account balances                        --            4,660            221          --           4,881
Amortization of deferred policy
   acquisition costs                      3,466            508            374          --           4,348
Other benefits and expenses               4,442          2,087          4,009          --          10,538
                                    -----------    -----------    -----------   -----------   -----------
   Total expenses                          --            7,908          7,255         4,604        19,767
                                    -----------    -----------    -----------   -----------   -----------
Operating income before federal
    income tax                            8,884          2,719          4,190         5,531        21,324
Realized gains on investments              --             --             --             696           696
                                    -----------    -----------    -----------   -----------   -----------
Consolidated income before
   federal tax expense              $     8,884    $     2,719    $     4,190   $     6,227   $    22,020
                                    ===========    ===========    ===========   ===========   ===========

Assets as of year end               $ 1,502,829    $ 1,162,040    $    92,482   $    82,087   $ 2,839,438
                                    ===========    ===========    ===========   ===========   ===========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



                                                 Variable         Fixed            Life         Corporate
                                                Annuities       Annuities       Insurance       and Other        Total
                                              --------------- --------------- --------------- ---------------- -------------

         1997:
         Net investment income (1)            $       (873)   $      5,927    $        166    $        6,357   $   11,577

         Other operating revenue                    10,823           1,825              16               -         12,664
                                              --------------- --------------- --------------- ---------------- -------------
            Total operating revenue (2)              9,950           7,752             182             6,357       24,241
                                              --------------- --------------- --------------- ---------------- -------------
         Interest credited to policyholder
            account balances                             -           3,856              92               -          3,948
         Amortization of deferred policy
            acquisition costs                        1,035             347              20               -          1,402
         Other benefits and expenses                 1,648             347             298               -          2,293
                                              --------------- --------------- --------------- ---------------- -------------
            Total expenses                           2,683           4,550             410               -          7,643
                                              --------------- --------------- --------------- ---------------- -------------
         Operating income (loss) before
            federal income tax                       7,267           3,202            (228)            6,357       16,598
         Realized losses on investments                  -               -               -              (246)        (246)
                                              --------------- --------------- --------------- ---------------- -------------
         Consolidated income (loss) before
            federal tax expense               $      7,267    $      3,202    $       (228)   $        6,111   $   16,352
                                              =============== =============== =============== ================ =============

         Assets as of year end                $    925,021    $    989,116    $      2,228    $       88,933   $2,005,298
                                              =============== =============== =============== ================ =============

----------

(1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

(2)  Excludes realized gains and losses on investments.

     The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Form S-6 Post-Effective Amendment No. 6 comprises the following papers and documents: -


The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 107 pages.

Representations and Undertakings.

The Signatures.

Independent Auditor's Consent

The following exhibits required by Forms N-8B-2 and S-6:

1.     Power of Attorney dated July 26, 2000.                  Attached hereto.

2.     Resolution of the Depositor's Board of Directors        Included with the Registration Statement on Form N-8B-2 for
       authorizing the establishment of the Registrant,        the Nationwide VL Separate Account-C (File No. 811-6137),
       adopted                                                 and is hereby incorporated by reference.

3.     Distribution Contracts                                  Filed previously with Post-Effective Amendment No. 4
                                                               (333-43639) and hereby incorporated by reference.

4.     Form of Security                                        Filed previously in connection with this Registration
                                                               Statement (SEC File No. 333-43639) on April 20, 1998 and
                                                               hereby incorporated by reference.

5.     Articles of Incorporation of Depositor                  Included with the Registration Statement on Form N-8B-2 for the Nationwide VL Separate Account-C (File No. 811-6137),
                                                               and is hereby incorporated by reference.

6.     Application form of Security                            Filed previously in connection with Registration Statement
                                                               (SEC File No. 333-43639) on January 2, 1998 and hereby
                                                               incorporated by reference.

7.     Opinion of Counsel                                      Filed previously in connection with Registration Statement
                                                               (SEC File No. 333-43639) on January 2, 1998 and hereby
                                                               incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the policy owners and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account-C:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the Prospectus.

                                                                        KPMG LLP

Columbus, Ohio
April 27, 2000

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, Nationwide VL Separate Account-C, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of December, 2000.


                                          NATIONWIDE VL SEPARATE ACCOUNT-C
                               -------------------------------------------------
                                                    (Registrant)
(Seal)                                  NATIONWIDE LIFE AND ANNUITY INSURANCE
                                                      COMPANY
                               -------------------------------------------------
Attest:                                               (Depositor)

By:     /s/ GLENN W. SODEN       By:                  /s/ STEVEN SAVINI, Esq.
-------------------------------  -----------------------------------------------
             Glenn W. Soden                            Steven Savini, Esq.
           Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 28th day of December, 2000.


               SIGNATURE                                 TITLE
/s/ LEWIS J. ALPHIN                                    Director
----------------------------------------
Lewis J. Alphin

/s/ A. I. BELL                                         Director
----------------------------------------
A. I. Bell

/s/ NANCY C. BREIT                                     Director
----------------------------------------
Nancy C. Breit

/s/ KENNETH D. DAVIS                                   Director
----------------------------------------
Kenneth D. Davis

/s/ KEITH W. ECKEL                                     Director
----------------------------------------
Keith W. Eckel

/s/ WILLARD J. ENGEL                                   Director
----------------------------------------
Willard J. Engel

/s/ FRED C. FINNEY                                     Director
----------------------------------------
Fred C. Finney

/s/ JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------            Officer and Director
Joseph J. Gasper

/s/ W.G. JURGENSEN                               Chief Executive Officer Elect
----------------------------------------               and Director
W.G. Jurgensen

/s/ DIMON R. MCFERSON                            Chairman and Chief Executive
----------------------------------------               Officer and Director
Dimon R. McFerson

/s/ DAVID O. MILLER                               Chairman of the Board and
----------------------------------------               Director
David O. Miller

/s/ YVONNE M. CURL                                     Director
----------------------------------------
Yvonne M. Curl

/s/ ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------           Financial Officer
Robert A. Oakley

/s/ RALPH M. PAIGE                                     Director
----------------------------------------
Ralph M. Paige

/s/ JAMES F. PATTERSON                                 Director
----------------------------------------
James F. Patterson

/s/ ARDEN L. SHISLER                                   Director
----------------------------------------
Arden L. Shisler

/s/ ROBERT L. STEWART                                  Director
----------------------------------------
Robert L. Stewart




                                                  By /s/ STEVEN SAVINI
                                          --------------------------------------
                                                      Steven Savini
                                                    Attorney-in-Fact